SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-78458)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 35          [X]
and
REGISTRATION STATEMENT (No. 811-3518)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 35 [X]
NEWBURY STREET TRUST
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (X) on (December 30, 1997) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
PRIME FUND -  DAILY MONEY CLASS
TREASURY FUND - DAILY MONEY CLASS
TAX-EXEMPT FUND - DAILY MONEY CLASS
NEWBURY STREET TRUST

 CROSS REFERENCE SHEET
Form N-1A Item Number
Part A     Prospectus Caption
1   Cover Page
2   Expenses
3 a  Financial Highlights
 b  *
 c  Performance
 d  Performance
4 a(i)  Charter
  (ii)  Investment Principles and Risks; Securities and Investment
Practices
 b    Securities and Investment Practices
 c Who May Want To Invest; Investment Principles and Risks; Securities and Investment Practices
5 a  Charter
 b(i)  Cover Page; FMR and Its Affiliates
 b(ii) FMR and Its Affiliates; Charter; Breakdown of Expenses b(iii) Expenses; Breakdown of Expenses
 c,d  Cover Page; Charter; Breakdown of
Expenses; FMR and Its Affiliates
 e  Expenses
 f  Expenses
 g  Expenses; FMR and Its Affiliates
5A   *
6 a(i)  Charter
 a(ii) How to Buy Shares; How to Sell Shares; Transaction Details; Exchange Restrictions
 a(iii)  *
 b  FMR and Its Affiliates
 c  Exchange Restrictions; Transaction Details
 d  *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Exchange Restrictions
 f,g  Dividends, Capital Gains, and Taxes
7 a  Charter; Cover Page
 b  How to Buy Shares; Transaction Details;Expenses
 c  *
 d  How to Buy Shares
 e  *
 f  Expenses; Breakdown of Expenses
8   How to Sell Shares; Investor Services; Transaction Details;
Exchange Restrictions
9   *







 PRIME FUND - DAILY MONEY CLASS
TREASURY FUND - DAILY MONEY CLASS
TAX-EXEMPT FUND - DAILY MONEY CLASS
NEWBURY STREET TRUST

 CROSS REFERENCE SHEET
Part B     Statement of Additional Information
10 a,b  Cover Page
11   Table of Contents
12   Description of Trust
13 a,b,c  Investment Policies and Limitations
 d  *
14 a,b,c  Trustees and Officers
15 a  Trustees and Officers
 b  Trustees and Officers
 c  Trustees and Officers
16 a(i)  FMR
 a(ii)  Trustees and Officers
 a(iii),b  Management Contracts
 c  *
 d  Management Contracts
 e  *
 f  Distribution and Service Plans
 g  *
 h  Description of the Trust
 i  Contracts with FMR Affiliates
17 a  Portfolio Transactions
 b  Portfolio Transactions
 c  Portfolio Transactions
 d  Portfolio Transactions
 e  *
18 a  Description of the Trust
 b  *
19 a  Additional Purchase, Exchange, and
Redemption Information
 b  Valuation
 c  *
20   Distributions and Taxes
21 a(i,ii)  Contracts with FMR Affiliates;
Distribution and Service Plans
 a(iii),b,c  *
22   Performance
23   Financial Statements
*Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated December 30, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials, for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of any of these documents, call Fidelity Client Services at 1-800-843-3001. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
DMFI-pro-1297
Prime Fund and Treasury Fund each seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
   FIDELITY CASH
   MANAGEMENT
   FUNDS
PRIME FUND -
DAILY MONEY
CLASS
(fund number 083)
TREASURY FUND
-
DAILY MONEY
CLASS
(fund number 058)
TAX-EXEMPT
FUND -
DAILY MONEY
CLASS
(fund number 084)
Tax-Exempt Fund seeks to obtain as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
PROSPECTUS
DECEMBER 30, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
CONTENTS


KEY FACTS                   WHO MAY WANT TO INVEST

                            EXPENSES DAILY MONEY CLASS'S YEARLY
                            OPERATING EXPENSES.

                            FINANCIAL HIGHLIGHTS A SUMMARY OF
                            EACH FUND'S FINANCIAL DATA.

                            PERFORMANCE

THE FUNDS IN DETAIL         CHARTER HOW EACH FUND IS ORGANIZED.

                            INVESTMENT PRINCIPLES AND RISKS EACH
                            FUND'S OVERALL APPROACH TO INVESTING.

                            BREAKDOWN OF EXPENSES HOW
                            OPERATING COSTS ARE CALCULATED AND WHAT
                            THEY INCLUDE.

YOUR ACCOUNT                TYPES OF ACCOUNTS DIFFERENT WAYS TO
                            SET UP YOUR ACCOUNT, INCLUDING
                            TAX-SHELTERED RETIREMENT PLANS.

                            HOW TO BUY SHARES OPENING AN
                            ACCOUNT AND MAKING ADDITIONAL
                            INVESTMENTS.

                            HOW TO SELL SHARES TAKING MONEY OUT
                            AND CLOSING YOUR ACCOUNT.

                            INVESTOR SERVICES SERVICES TO HELP YOU
                            MANAGE YOUR ACCOUNT.

SHAREHOLDER AND             DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES            AND TAXES

                            TRANSACTION DETAILS SHARE PRICE
                            CALCULATIONS AND THE TIMING OF PURCHASES
                            AND REDEMPTIONS.

                            EXCHANGE RESTRICTIONS

   KEY FACTS


WHO MAY WANT TO INVEST
Each fund offers investors a convenient way to invest in professionally managed portfolios of money market instruments.
Prime Fund and Treasury Fund are designed for investors who would like to earn current income while preserving the value of their investment. Tax-Exempt Fund is designed for investors who would like to earn federally tax-exempt income at current money market rates while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Treasury Fund offers an added measure of safety with its focus on U.S. Treasury securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a
portion of your investments.    Daily Money Class     offers free
checkwriting to give you easy access to your money.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Each fund offers Daily Money Class shares and Capital Reserves Class shares. Treasury Fund also offers Advisor B Class (Class B) shares and Advisor C Class (Class C) shares. Daily Money Class and Capital Reserves Class shares do not have a sales charge, but do pay a 12b-1 fee. Class B and Class C shares do not have a front-end sales charge, but do have a contingent deferred sales charge (CDSC), and pay a 12b-1 fee. Class B and Class C shares may be purchased directly only in connection with the Fidelity Advisor Systematic Exchange Program (the Program) for purposes of exchanging into Class B or Class C shares, as applicable, of the Fidelity Advisor funds. You may obtain more information about Capital Reserves Class shares, Class B shares and Class C shares, which are not offered through this prospectus, from your investment professional or by calling Fidelity Client Services at 1-800-843-3001.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, and the package of services provided to you by your investment professional and the overall costs of those services.
In general, Daily Money Class shares have lower costs than Capital Reserves Class, Class B and Class C shares because Daily Money Class shares do not have a sales charge and have lower 12b-1 fees. Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Daily Money
Class shares after    a maximum of     seven years. If you sell your
Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a 1.00% CDSC. Class C shares do not convert to another class of shares. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares and purchase amounts of more than $1,000,000
   generally     will not be accepted for Class C shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Daily Money Class shares of a fund.

   SALES CHARGE ON PURCHASES AND REINVESTED DISTRIBUTIONS                    NONE

DEFERRED SALES CHARGE ON REDEMPTIONS                                      NONE


ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees are paid by Daily Money Class of each fund to the distributor for services and expenses in connection with the distribution of Daily Money Class shares of each fund.
Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses   ,
adjusted to reflect current fees, of Daily Money Class of each fund and are calculated as a percentage of average net assets of Daily Money Class of each fund.
PRIME FUND
   MANAGEMENT FEE                                0.25%

   12B-1 FEE (DISTRIBUTION FEE)                  0.25%

   OTHER EXPENSES (AFTER REIMBURSEMENT)          0.15%

   TOTAL OPERATING EXPENSES                      0.65%

TREASURY FUND
   MANAGEMENT FEE                                0.25%

   12B-1 FEE (DISTRIBUTION FEE)                  0.25%

   OTHER EXPENSES (AFTER REIMBURSEMENT)          0.15%

   TOTAL OPERATING EXPENSES                      0.65%

TAX-EXEMPT FUND
   MANAGEMENT FEE                                0.25%

   12B-1 FEE (DISTRIBUTION FEE)                  0.25%

   OTHER EXPENSES (AFTER REIMBURSEMENT)          0.15%

   TOTAL OPERATING EXPENSES                      0.65%

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Daily Money Class shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and Daily Money Class's annual operating expenses.
                         1 YEAR       3 YEARS       5 YEARS       10 YEARS

   PRIME FUND               $ 7          $ 21          $ 36          $ 81

   TREASURY FUND            $ 7          $ 21          $ 36          $ 81

   TAX-EXEMPT FUND          $ 7          $ 21          $ 36          $ 81

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. FMR has voluntarily agreed to reimburse Daily Money Class of each fund to the extent that total operating expenses (as a percentage of its respective average net assets) exceed 0.65% of its average net assets. If these agreements were not in effect, the other expenses and total operating expenses, as a percentage of average net assets, of Daily
Money Class of each fund would have been    0.25% and 0.75    % for
Prime Fund,    0.24% and 0.74    % for Treasury Fund and    0.28% and
0.78 % for Tax-Exempt Fund. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Prime Fund and
Treasury Fund have been audited by    Coopers & Lybrand L.L.P.    ,
independent accountants. The financial highlights table that follows
for Tax-Exempt Fund has been audited by    Price Waterhouse LLP    ,
independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) or your investment professional for a free copy of an Annual Report or the SAI.
   PRIME FUND - DAILY MONEY CLASS



   1.SELECTED PER-SHARE DATA AND
RATIOS

2.YEARS ENDED JULY
31           1997F     1996A      1996      1995      1994      1993      1992      1991      1990      1989      1988

3.NET ASSET
VALUE,       $1.000    $1.000     $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
END OF PERIOD

4.INCOME FROM
INVESTMENT OPERATIONS

5. NET INTEREST
INCOME       .050      .012       .050      .050      .029      .028      .041      .067      .080      .085      .066

6.LESS DISTRIBUTIONS

7. FROM NET
INTEREST     (.050)    (.012)     (.050)    (.050)    (.029)    (.028)    (.041)    (.067)    (.080)    (.085)    (.066)
 INCOME

8.NET ASSET
VALUE,        $1.000    $1.000     $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
END OF PERIOD

9.TOTAL
RETURNB,C     5.06%     1.22%      5.13%     5.16%     2.98%     2.82%     4.21%     6.90%     8.34%     8.81%     6.81%

10.NET ASSETS,
END OF       $ 2,687   $ 2,663    $ 2,581   $ 2,139   $ 1,525   $ 1,451   $ 1,531   $ 1,714   $ 1,350   $ 894     $ 561
PERIOD (IN MILLIONS)

11.RATIO OF EXPENSES
TO           .65%D     .65%D,E    .65%D     .65%D     .65%D     .61%      .59%      .60%      .61%      .64%D     .66%
AVERAGE NET ASSETS

12.RATIO OF NET
INTEREST     4.95%     4.85%E     5.00%     5.11%     2.96%     2.76%     4.19%     6.61%     7.99%     8.56%     6.57%
INCOME TO AVERAGE NET
ASSETS


A THREE MONTHS ENDED OCTOBER 31, 1996
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E ANNUALIZED
F YEAR ENDED OCTOBER 31, 1997
TREASURY FUND - DAILY MONEY CLASS



13.SELECTED PER-SHARE DATA AND RATIOS

14.YEARS ENDED JULY
31           1997F     1996A      1996      1995      1994      1993      1992      1991      1990      1989      1988

15.NET ASSET
VALUE,       $ 1.000   $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
BEGINNING OF PERIOD

16.INCOME FROM
INVESTMENT OPERATIONS

17. NET
INTEREST    .049      .012       .049      .049      .029      .027      .042      .065      .079      .083      .063
 INCOME

18.LESS DISTRIBUTIONS

19. FROM NET
INTEREST     (.049)    (.012)     (.049)    (.049)    (.029)    (.027)    (.042)    (.065)    (.079)    (.083)    (.063)
 INCOME

20.NET ASSET
VALUE,        $1.000    $1.000     $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000    $1.000
END OF PERIOD

21.TOTAL
RETURNB,C     4.97%     1.19%      5.06%     5.02%     2.89%     2.78%     4.25%     6.69%     8.24%     8.64%     6.45%

22.NET ASSETS, END
OF           $ 1,284   $ 1,801    $ 1,801   $ 1,828   $ 2,025   $ 2,949   $ 3,094   $ 1,702   $ 1,177   $ 994     $ 320
PERIOD (IN MILLIONS)

23.RATIO OF EXPENSES
TO           .65%D     .65%D,E    .65%D     .65%D     .60%      .57%      .59%      .59%      .59%      .64%      .64%
AVERAGE NET ASSETS

24.RATIO OF NET
INTEREST      4.88%     4.66%E     4.94%     4.89%     2.81%     2.73%     4.14%     6.42%     7.91%     8.47%     6.26%
INCOME TO AVERAGE NET
ASSETS


A THREE MONTHS ENDED OCTOBER 31, 1996
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E ANNUALIZED
F YEAR ENDED OCTOBER 31, 1997
TAX-EXEMPT FUND - DAILY MONEY CLASS



25.SELECTED PER-SHARE DATA AND RATIOS

26.YEARS ENDED
1997        1996        1995        1994        1993        1992        1991        1990        1989        1988
OCTOBER 31

27.NET ASSET VALUE,
$1.000      $1.000      $1.000      $1.000      $1.000      $1.000      $1.000      $1.000      $1.000      $1.000
END OF PERIOD

28.INCOME FROM
INVESTMENT
OPERATIONS

29. NET INTEREST
 .031        .030        .033        .022        .021        .029        .044        .053        .056        .045
 INCOME

30.LESS DISTRIBUTIONS

31. FROM NET
(.031)      (.030)      (.033)      (.022)      (.021)      (.029)      (.044)      (.053)      (.056)      (.045)
 INTEREST INCOME

32.NET ASSET VALUE,
$1.000      $1.000      $1.000      $1.000      $1.000      $1.000      $1.000      $1.000      $1.000      $1.000
END OF PERIOD

33.TOTAL RETURNA
3.10%       3.02%       3.36%       2.21%       2.11%       2.93%       4.46%       5.38%       5.72%       4.55%

34.NET ASSETS, END
$ 468,609   $ 500,094   $ 559,173   $ 454,259   $ 538,756   $ 484,999   $ 304,147   $ 259,381   $ 203,513   $ 212,029
OF PERIOD (000
OMITTED)

35.RATIO OF EXPENSES
 .65%B       .65%B       .65%B       .65%B       .61%        .63%        .65%B       .65%B       .64%B       .70%B
TO AVERAGE NET ASSETS

36.RATIO OF NET
3.06%       2.98%       3.31%       2.17%       2.09%       2.86%       4.29%       5.32%       5.64%       4.37%
INTEREST INCOME TO
AVERAGE NET ASSETS


   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   B FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or
YIELD.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current
performance call    Fidelity     Client Services at 1-800-843-3001.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a diversified fund of Newbury Street Trust, an open-end management investment company organized as a Delaware business trust on December 30, 1991.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs. FMR Texas Inc. (FMR Texas), located in Irving, Texas, has primary responsibility for providing investment management services.
As of October 31, 1997, FMR advised funds having approximately
   33     million shareholder accounts with a total value of more than
$   510     billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Daily Money Class shares of Prime Fund and Treasury Fund. UMB Bank, n.a. (UMB) is the transfer agent for Tax-Exempt Fund and is located at 1010 Grand Avenue, Kansas City, Missouri. UMB employs FIIOC to perform transfer agent servicing functions for Daily Money Class shares of Tax-Exempt Fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
TAX-EXEMPT FUND seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
The fund invests in high-quality municipal money market securities of
all types   , including longer-term securities with features that
modify their maturity, price characteristics or quality so that they
are eligible investments for the fund    .    FMR     normally
invests    the fund's assets     so that at least 80% of    the
fund's     income distributions is exempt from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
FMR normally invests Tax-Exempt Fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. Tax-Exempt Fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
   The funds comply     with industry-standard requirements    for
the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.
The funds earn income at current money market rates. They stress preservation of capital, liquidity, and income (tax-free income in the case of Tax-Exempt Fund) and do not seek the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at 1-800-843-3001 or your investment professional.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Prime Fund will invest more than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt Fund will not invest in a money market fund and does not currently intend to invest in repurchase agreements. Treasury Fund and Prime Fund do not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Prime Fund may not invest more than 5% of its total assets in any one issuer, except that it may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days.
With respect to 75% of its total assets, Tax-Exempt Fund may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Tax-Exempt Fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. A fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Prime Fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Fund and Tax-Exempt Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING. A fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. Treasury Fund and Tax-Exempt Fund do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Prime Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
   Treasury Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity. Tax-Exempt Fund seeks to provide individual and institutional investors with as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund normally invests so that at least 80% of its income distributions is free from federal income tax.
With respect to 75% of its total assets, Tax-Exempt Fund may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. This limitation does not apply to U.S. Government Securities or to securities of other investment companies.
Prime Fund will invest more than 25% of its total assets in the financial services industry.
Prime Fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page and .
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Each fund pays a fee at an annual rate of 0.25% of its average net
assets.    Prior to May 31, 1997, each fund's management fee was equal to an annual rate of 0.50% of the applicable fund's average net assets. The total management fee rate for the fiscal year ended October 31, 1997 was 0.39% for Prime Fund, 0.41% for Treasury Fund and 0.39% for Tax-Exempt Fund.
FMR Texas is the funds' sub-advisor and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FMR Texas 50% of its management fee (before expense reimbursements) for FMR Texas's services. FMR paid FMR
Texas fees equal to    0.13    % of Prime Fund's,    0.12    % of
Treasury Fund's and    0.12    % of Tax-Exempt Fund's average net
assets for the fiscal year ended October 31, 1997   , but after
payments made by FMR pursuant to the funds' Distribution and Service Plans in effect prior to May 31, 1997.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Daily Money Class of Prime Fund and Treasury Fund (the Taxable Funds). Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for Daily Money Class of each Taxable Fund and maintains the general accounting records for each Taxable Fund.
For the fiscal year ended October 31, 1997, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
                TRANSFER         PRICING AND
                AGENCY FEES      BOOKKEEPING
                PAID BY DAILY    FEES PAID BY
                MONEY CLASS      FUND

PRIME FUND         0.22    %        0.01    %

TREASURY FUND      0.21    %        0.01    %

UMB is the transfer and service agent for Tax-Exempt Fund. UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Daily Money Class of Tax-Exempt Fund. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for Daily Money Class of Tax-Exempt Fund and maintains the general accounting records for Tax-Exempt Fund. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by Daily Money Class of Tax-Exempt Fund.
For the fiscal year ended October 31, 1997, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
                  TRANSFER         PRICING AND
                  AGENCY FEES      BOOKKEEPING
                  PAID BY DAILY    FEES PAID BY
                  MONEY CLASS      FUND

TAX-EXEMPT FUND      0.22    %        0.02    %

Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Daily Money Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Daily Money Class of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Daily Money Class shares. Daily Money Class of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month.
FDC may compensate intermediaries that provide shareholder support
services    or     engage in the sale of Daily Money Class shares
   or     pay distribution expenses at an annual rate of up to 0.25%
of average net assets maintained.    Intermediaries that maintain an
aggregate balance of at least $50,000 in Daily Money Class shares are eligible for compensation.
The Daily Money Class plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of Daily Money Class shares, including payments made to intermediaries that provide shareholder support services or engage in the sale of Daily Money Class shares. Currently, the Board of Trustees of each fund has authorized such payments to intermediaries at an annual rate of up to 0.10% of the average net assets they maintain. Independent of the Daily Money Class plans, intermediaries that maintain an average balance of $10 million or more in a single omnibus account may receive an additional recordkeeping fee of up to 0.15% of the average net assets they maintain. The recordkeeping fee will be paid by FMR or its affiliates, not by the fund, and will not be paid for distribution services.
   YOUR ACCOUNT


TYPES OF ACCOUNTS
If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at the right.
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your
investment     professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR TAXABLE
FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 1/2(checkmark)(solid club) with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of    Daily Money C    lass is the class's
net asset value per share (NAV). Each fund is managed to keep its NAV stable at $1.00.
Your shares will be purchased at the next NAV calculated after your
order is received    in proper form    . Each class's NAV is normally
calculated each business day at 4:00 p.m Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Share certificates are not available for Daily Money Class shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account,
(small solid bullet) Open your account by exchanging from    Daily
Money Class of another fund offered through this prospectus, from
Class A or Class T of a Fidelity Advisor fund   ,     or from another
Fidelity fund, or
(small solid bullet) Contact your investment professional.
BY MAIL. You or your investment professional must send a check payable
to the fund    and the class     in which you plan to invest. When
making subsequent investments by check, please write your fund account number on the check. All investments by check should be sent to the above address.
BY WIRE. You must sign up for the wire feature before using it. For wiring information and instructions, you should call the investment professional through which you trade or if you trade directly through
Fidelity, call Fidelity Client Services    at 1-800-843-3001    .
There is no fee imposed by the funds for wire purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
   If when you place your wire order you indicate that Fidelity will
receive your wire that day, y    our wire must be received    in
proper form     by the transfer agent at the applicable fund's
designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for large purchases.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
TO ADD TO AN ACCOUNT $250
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $100
Through regular investment plans*  $100
MINIMUM BALANCE $500
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
*FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
THE PRICE TO SELL ONE SHARE of    Daily Money C    lass is the class's
NAV.
Your shares will be sold at the next NAV calculated after your order
is received    in proper form    . Each class's NAV is normally
calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to redeem shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be
made in writing, except for exchanges to    Daily Money Class shares
of another fund offered through this prospectus,     Class A or Class
T shares of        a Fidelity Advisor fund   ,     or shares of other
Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $500 worth of shares in the account to keep it open.
BY TELEPHONE. Redemption requests may be made by calling Fidelity Client Services at 1-800-843-3001.
BY MAIL. Send a letter of instruction with signature guarantee(s) to
the address    shown on page     . The letter should specify the name
of the fund    and the class    , the number of shares to be sold,
name, account numbers, address, and should include the additional
requirements listed    on page      that apply to each particular
account.

       TYPE OF REGISTRATION                          REQUIREMENTS

INDIVIDUAL, JOINT TENANTS,                           LETTER OF INSTRUCTION SIGNED BY ALL PERSON(S) REQUIRED TO
SOLE PROPRIETORSHIP, CUSTODIAL, (UNIFORM GIFTS OR    SIGN FOR THE ACCOUNT EXACTLY AS IT IS REGISTERED,
TRANSFERS TO MINORS ACT), GENERAL PARTNERS           ACCOMPANIED BY SIGNATURE GUARANTEE(S).

CORPORATIONS, ASSOCIATIONS                           LETTER OF INSTRUCTION AND A CORPORATE RESOLUTION, SIGNED BY
                                                     PERSON(S) REQUIRED TO SIGN FOR THE ACCOUNT ACCOMPANIED
                                                     BY SIGNATURE GUARANTEE(S).

TRUSTS                                               A LETTER OF INSTRUCTION SIGNED BY THE TRUSTEE(S) WITH
                                                     SIGNATURE GUARANTEE(S). (IF THE TRUSTEE'S NAME IS NOT
                                                     REGISTERED ON THE ACCOUNT, ALSO PROVIDE A COPY OF THE
                                                     TRUST DOCUMENT, CERTIFIED WITHIN THE LAST 60 DAYS.)


If you do not fall into any of these registration categories (i.e., executors, administrators, conservators, or guardians) you should call your investment professional or Fidelity Client Services for further instructions.
BY WIRE. Redemptions may be made by calling Fidelity Client Services at 1-800-843-3001.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions. You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown on page .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption wire request is
received    in proper form     by the transfer agent by 4:00 p.m.
Eastern time for Prime Fund and Treasury Fund and 12:00 noon Eastern time for Tax-Exempt Fund, redemption proceeds will normally be wired
on that day.    R    edemption proceeds from    all other
    redemption wire requests will normally be wired on the following business day.
A fund reserves the right to take up to        seven days to pay you
if making immediate payment would adversely affect the fund.
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. The minimum amount for a check is $500. Do not, however, try to close out your account by check.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available Monday through Friday, 8:30 a.m. to 6:00 p.m. Eastern time.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Account statements
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports, prospectuses or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with Fidelity for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
One easy way to pursue your financial goals is to invest money regularly. The funds offer a convenient service that lets you transfer money between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY
FUND

MINIMUM   FREQUENCY                    SETTING UP OR CHANGING
$100      MONTHLY, QUARTERLY,          (SMALL SOLID BULLET) TO ESTABLISH, CALL YOUR INVESTMENT PROFESSIONAL AFTER
          SEMI-ANNUALLY, OR ANNUALLY   BOTH ACCOUNTS ARE OPENED.
                                       (SMALL SOLID BULLET) TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR INVESTMENT,
                                       CONTACT YOUR INVESTMENT PROFESSIONAL DIRECTLY OR, IF YOU
                                       PURCHASED YOUR SHARES THROUGH A BROKER-DEALER OR
                                       INSURANCE REPRESENTATIVE, CALL 1-800-522-7297. IF YOU
                                       PURCHASED YOUR SHARES THROUGH A BANK REPRESENTATIVE,
                                       CALL 1-800-843-3001.
                                       (SMALL SOLID BULLET) THE ACCOUNT FROM WHICH THE EXCHANGES ARE TO BE
                                       PROCESSED MUST HAVE A MINIMUM BALANCE OF $10,000.
                                       THE ACCOUNT INTO WHICH THE EXCHANGE IS BEING
                                       PROCESSED MUST HAVE A MINIMUM OF $1,000.
                                       (SMALL SOLID BULLET) BOTH ACCOUNTS MUST HAVE THE SAME REGISTRATIONS AND
                                       TAXPAYER ID NUMBERS.
                                       (SMALL SOLID BULLET) CALL AT LEAST 2 BUSINESS DAYS PRIOR TO YOUR NEXT
                                       SCHEDULED EXCHANGE DATE.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of each fund, dividends relating to Daily Money Class shares redeemed during the month can be distributed on the day of redemption. Each fund reserves the right to limit this service
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Daily Money Class offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
Dividends will be reinvested at Daily Money Clas   s's     NAV on the
last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt Fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from Prime Fund and Treasury Fund, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gains from
Prime Fund and Treasury Fund are    distributed as dividends     and
taxed as ordinary    income;     capital gain distributions, if any,
are taxed as long-term capital gains.
However, for shareholders of Tax-Exempt Fund, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount
   are distributed as dividend    s and taxed as ordinary income;
capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the fiscal year ended October 31, 1997,    0.95    % of Prime
Fund's and    23.35    % of Treasury Fund's income distributions were
derived from interest on U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, Fidelity will send you and the IRS a statement showing
t   he tax characterization     of distributions paid to you in the
previous year.
A portion of Tax-Exempt Fund's dividends may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of Tax-Exempt Fund's income from each state to help you calculate your taxes.
During the fiscal year ended October 31, 1997,    100    % of
Tax-Exempt Fund's income dividends was free from federal income tax. There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
   THE     FUND   S ARE     OPEN FOR BUSINESS        each day the New
York Stock Exchange (NYSE) is open.    FSC normally calculates Daily
Money Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of Daily Money Class of each fund is computed by adding Daily Money Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Daily Money Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Daily Money Class, and dividing the result by the number of Daily Money Class shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE    OR ELECTRONICALLY.
Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security
procedure    s designed to verify the identity of the    investor    .
Fidelity will request personalized security codes or other
information, and may also record calls.    For transactions conducted
through the Internet, Fidelity recommends the use of an Internet
browser with 128-bit encryption.     You should verify the accuracy of
   your     confirmation statements immediately after receipt. If you
do not want the ability to redeem and exchange by telephone, call
   Fidelity     for instructions. Additional documentation may be
required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of large transactions.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
(small solid bullet) Daily Money Class shares purchased in connection with a wire order that is placed by 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or by 12:00 noon Eastern time for Tax-Exempt Fund, and is followed by a wire that is received before the close of the Federal Reserve Wire System on that day, begin to earn dividends on the first day of purchase.
   (small solid bullet) Daily Money Class shares purchased in connection with all other orders begin to earn dividends on the first day following the day of purchase.
   AUTOMATED PURCHASE ORDERS. You may purchase shares through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet)    Daily Money Class shares redeemed in
connection with a wire order that is placed by 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or by 12:00 noon Eastern time for Tax-Exempt Fund, earn dividends through the day prior to the day of redemption.
(small solid bullet)    Daily Money Class shares redeemed     in
connection with all other    orders earn dividends through the day of
redemption; however, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
   (small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the
SEC.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
IF YOUR ACCOUNT BALANCE FALLS BELOW $500 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging    Daily Money
Class     shares of a fund    as discussed below.
If you have purchased Daily Money Class shares of a fund in connection with the Fidelity Advisor funds program, your Daily Money Class shares may be exchanged only for Class A or Class T shares, as applicable, of
Fidelity Advisor funds or Daily Money Class shares of    another
    fund offered through this prospectus. Other shareholders may not exchange Daily Money Class shares of a fund for Class A or Class T
shares of Fidelity Advisor funds    but may exchange Daily Money Class
shares for Daily Money class shares of another fund offered through
this prospectus and for shares of other Fidelity funds    .
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at 1-800-843-3001 between 8:30 a.m. and 4:00 p.m. Eastern time.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address on page .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Daily Money Class shares will be redeemed at the next determined NAV after your order is
received    in proper form    . Shares of the fund to be acquired will
be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you have already paid in connection with the shares you are exchanging.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of
exchanges out of a fund   .
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose
administrative fees of up to    1    .0   0%    , and    trading
fees of up to 1.50%    of the amount exchanged.     Check each fund's
prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

This prospectus is printed on recycled paper using soy-based inks. PRIME FUND - CAPITAL RESERVES CLASS
TREASURY FUND - CAPITAL RESERVES CLASS
TAX-EXEMPT FUND - CAPITAL RESERVES CLASS
NEWBURY STREET TRUST

 CROSS REFERENCE SHEET
Form N-1A Item Number
Part A     Prospectus Caption
1   Cover Page
2   Expenses
3 a  Financial Highlights
 b  *
 c  Performance
 d  Performance
4 a(i)  Charter
  (ii)  Investment Principles and Risks; Securities and Investment
Practices
 b    Securities and Investment Practices
 c Who May Want To Invest; Investment Principles and Risks; Securities and Investment Practices
5 a  Charter
 b(i)  Cover Page; FMR and Its Affiliates
 b(ii) FMR and Its Affiliates; Charter; Breakdown of Expenses b(iii) Expenses; Breakdown of Expenses
 c,d  Cover Page; Charter; Breakdown of
Expenses; FMR and Its Affiliates
 e  Expenses
 f  Expenses
 g  Expenses; FMR and Its Affiliates
5A   *
6 a(i)  Charter
 a(ii) How to Buy Shares; How to Sell Shares; Transaction Details; Exchange Restrictions
 a(iii)  *
 b  FMR and Its Affiliates
 c  Exchange Restrictions; Transaction Details
 d  *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Exchange Restrictions
 f,g  Dividends, Capital Gains, and Taxes
7 a  Charter; Cover Page
 b  How to Buy Shares; Transaction Details;Expenses
 c  *
 d  How to Buy Shares
 e  *
 f  Expenses; Breakdown of Expenses
8   How to Sell Shares; Investor Services; Transaction Details;
Exchange Restrictions
9   *







 PRIME FUND - CAPITAL RESERVES CLASS
TREASURY FUND - CAPITAL RESERVES CLASS
TAX-EXEMPT FUND - CAPITAL RESERVES CLASS
NEWBURY STREET TRUST

 CROSS REFERENCE SHEET
Part B     Statement of Additional Information
10 a,b  Cover Page
11   Table of Contents
12   Description of Trust
13 a,b,c  Investment Policies and Limitations
 d  *
14 a,b,c  Trustees and Officers
15 a  Trustees and Officers
 b  Trustees and Officers
 c  Trustees and Officers
16 a(i)  FMR
 a(ii)  Trustees and Officers
 a(iii),b  Management Contracts
 c  *
 d  Management Contracts
 e  *
 f  Distribution and Service Plans
 g  *
 h  Description of the Trust
 i  Contracts with FMR Affiliates
17 a  Portfolio Transactions
 b  Portfolio Transactions
 c  Portfolio Transactions
 d  Portfolio Transactions
 e  *
18 a  Description of the Trust
 b  *
19 a  Additional Purchase, Exchange, and
Redemption Information
 b  Valuation
 c  *
20   Distributions and Taxes
21 a(i,ii)  Contracts with FMR Affiliates;
Distribution and Service Plans
 a(iii),b,c  *
22   Performance
23   Financial Statements
*Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated December 30, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials, for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of any of these documents, call Fidelity Client Services at 1-800-843-3001. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
DMFR-pro-1297

   FIDELITY CASH
   MANAGEMENT
   FUNDS
PRIME FUND -
CAPITAL
RESERVES CLASS
(fund number 076)
TREASURY
FUND -
CAPITAL
RESERVES CLASS
(fund number 077)
TAX-EXEMPT
FUND -
CAPITAL
RESERVES CLASS
(fund number 079)
Prime Fund and Treasury Fund each seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
Tax-Exempt Fund seeks to obtain as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
PROSPECTUS
DECEMBER 30, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
CONTENTS


KEY FACTS                   WHO MAY WANT TO INVEST

                            EXPENSES CAPITAL RESERVES CLASS'S
                            YEARLY OPERATING EXPENSES.

                            FINANCIAL HIGHLIGHTS

                            PERFORMANCE

THE FUNDS IN DETAIL         CHARTER HOW EACH FUND IS ORGANIZED.

                            INVESTMENT PRINCIPLES AND RISKS EACH
                            FUND'S OVERALL APPROACH TO INVESTING.

                            BREAKDOWN OF EXPENSES HOW
                            OPERATING COSTS ARE CALCULATED AND WHAT
                            THEY INCLUDE.

YOUR ACCOUNT                TYPES OF ACCOUNTS DIFFERENT WAYS TO
                            SET UP YOUR ACCOUNT, INCLUDING
                            TAX-SHELTERED RETIREMENT PLANS.

                            HOW TO BUY SHARES OPENING AN
                            ACCOUNT AND MAKING ADDITIONAL
                            INVESTMENTS.

                            HOW TO SELL SHARES TAKING MONEY OUT
                            AND CLOSING YOUR ACCOUNT.

                            INVESTOR SERVICES SERVICES TO HELP YOU
                            MANAGE YOUR ACCOUNT.

SHAREHOLDER AND             DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES            AND TAXES

                            TRANSACTION DETAILS SHARE PRICE
                            CALCULATIONS AND THE TIMING OF PURCHASES
                            AND REDEMPTIONS.

                            EXCHANGE RESTRICTIONS

KEY FACTS


WHO MAY WANT TO INVEST
Each fund offers investors a convenient way to invest in professionally managed portfolios of money market instruments.
Prime Fund and Treasury Fund are designed for investors who would like to earn current income while preserving the value of their investment. Tax-Exempt Fund is designed for investors who would like to earn federally tax-exempt income at current money market rates while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00. Treasury Fund offers an added measure of safety with its focus on U.S. Treasury securities.
These funds do not constitute a balanced investment plan. However, because they emphasize stability, they could be well-suited for a
portion of your investments   . Capital Reserves Class     offers free
checkwriting to give you easy access to your money.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Each fund offers Daily Money Class shares and Capital Reserves Class shares. Treasury Fund also offers Advisor B Class (Class B) shares and Advisor C Class (Class C) shares. Daily Money Class and Capital Reserves Class shares do not have a sales charge, but do pay a 12b-1 fee. Class B and Class C shares do not have a front-end sales charge, but do have a contingent deferred sales charge (CDSC), and pay a 12b-1 fee. Class B and Class C shares may be purchased directly only in connection with the Fidelity Advisor Systematic Exchange Program (the Program) for purposes of exchanging into Class B or Class C shares, as applicable, of the Fidelity Advisor funds. You may obtain more information about Daily Money Class shares, Class B shares and Class C shares, which are not offered through this prospectus, from your investment professional or by calling Fidelity Client Services at 1-800-843-3001.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, and the package of services provided to you by your investment professional and the overall costs of those services.
In general, Daily Money Class shares have lower costs than Capital Reserves Class, Class B and Class C shares because Daily Money Class shares do not have a sales charge and have lower 12b-1 fees. Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Daily Money
Class shares after    a maximum of     seven years. If you sell your
Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a 1.00% CDSC. Class C shares do not convert to another class of shares. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares and purchase amounts of more than $1,000,000
generally     will not be accepted for Class C shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Capital Reserves Class shares of a fund.
SALES CHARGE ON PURCHASES AND                       NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE    ON REDEMPTIONS             NONE

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees are paid by the Capital Reserves Class of each fund to the distributor for services and expenses in connection with the
distribution of    C    apital Reserves Class shares of each fund.
Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Capital Reserve   s     Class's expenses are factored into its share
price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on estimated expenses   , adjusted to
reflect current fees,     of Capital Reserves Class of each fund and
are calculated as a percentage of average net assets of Capital Reserves Class of each fund.
PRIME FUND
MANAGEMENT FEE                                   0.25    %

12B-1 FEE (DISTRIBUTION FEE)                     0.50    %

OTHER EXPENSES    (AFTER REIMBURSEMENT)          0.15    %

TOTAL OPERATING EXPENSES                         0.90    %

TREASURY FUND
MANAGEMENT FEE                                   0.25    %

12B-1 FEE (DISTRIBUTION FEE)                     0.50    %

OTHER EXPENSES    (AFTER REIMBURSEMENT)          0.15    %

TOTAL OPERATING EXPENSES                         0.90    %

TAX-EXEMPT FUND
MANAGEMENT FEE                                   0.25    %

12B-1 FEE (DISTRIBUTION FEE)                     0.50    %

OTHER EXPENSES    (AFTER REIMBURSEMENT)          0.15    %

TOTAL OPERATING EXPENSES                         0.90    %

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Capital Reserves Class shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and Capital Reserves Class's estimated annual operating expenses.
      1 YEAR   3 YEARS

PRIME FUND   $    9       $    29

TREASURY FUND   $    9       $    29

TAX-EXEMPT FUND   $    9       $    29

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY.
   FMR has voluntarily agreed to reimburse Capital Reserves Class of each fund to the extent that total operating expenses (as a percentage of its respective average net assets) exceed 0.90%. If these agreements were not in effect, the other expenses and total operating expenses, as a percentage of average net assets, of Capital Reserves Class of each fund would have been 0.25% and 1.00% for Treasury Fund; 0.30% and 1.05% for Prime Fund; and 0.29% and 1.04% for Tax-Exempt Fund. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for Prime Fund and
Treasury Fund have been audited by    Coopers & Lybrand L.L.P.    ,
independent accountants. The financial highlights table that follows
for Tax-Exempt Fund has been audited by    Price Waterhouse LLP    ,
independent accountants. The funds' financial highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact Fidelity Client Services (Client Services) or your investment professional for a free copy of an Annual Report or the SAI.
   PRIME FUND - CAPITAL RESERVES CLASS
   SELECTED PER-SHARE DATA AND RATIOS


   YEAR ENDED OCTOBER 31                                        1997E

   NET ASSET VALUE, BEGINNING OF PERIOD                         $ 1.000000

   INCOME FROM INVESTMENT OPERATIONS

    NET INTEREST INCOME                                       .000131

   LESS DISTRIBUTIONS

    FROM NET INTEREST INCOME                                  (.000131)

   NET ASSET VALUE, END OF PERIOD                                $1.000000

   TOTAL RETURNB,C                                               .01    %

   NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 1,764,144

   RATIO OF EXPENSES TO AVERAGE NET ASSETS                    .90%A   ,D

   RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS         4.78%A

   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED.
   D FMR HAS AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES.
WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN
HIGHER.
   E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES
CLASS SHARES)
   TREASURY FUND - CAPITAL RESERVES CLASS
   SELECTED PER-SHARE DATA AND RATIOS

   YEAR ENDED OCTOBER 31                                        1997E

   NET ASSET VALUE, BEGINNING OF PERIOD                         $ 1.000000

   INCOME FROM INVESTMENT OPERATIONS

    NET INTEREST INCOME                                       .000134

   LESS DISTRIBUTIONS

    FROM NET INTEREST INCOME                                  (.000134)

   NET ASSET VALUE, END OF PERIOD                                $1.000000

   TOTAL RETURNB,C                                            .01%

   NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 264,780

   RATIO OF EXPENSES TO AVERAGE NET ASSETS                    .90%A,D

   RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS         4.93%A

   TAX-EXEMPT FUND - CAPITAL RESERVES CLASS
   SELECTED PER-SHARE DATA AND RATIOS

   YEAR ENDED OCTOBER 31                                        1997E

   NET ASSET VALUE, BEGINNING OF PERIOD                         $ 1.000000

   INCOME FROM INVESTMENT OPERATIONS

    NET INTEREST INCOME                                       .000078

   LESS DISTRIBUTIONS

    FROM NET INTEREST INCOME                                  (.000078)

   NET ASSET VALUE, END OF PERIOD                                $1.000000

   TOTAL RETURNB,C                                            .01%

   NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 176,625

   RATIO OF EXPENSES TO AVERAGE NET ASSETS                    .90%A,D

   RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS         2.81%A

   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED.
   D FMR HAS AGREED TO REIMBURSE A PORTION OF THE CLASS'S EXPENSES. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES
CLASS SHARES)
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD.
Performance history will be available for the Capital Reserves Class of each fund after the class has been in operation for six months. EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a diversified fund of Newbury Street Trust, an open-end management investment company organized as a Delaware business trust on December 30, 1991.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs. FMR Texas Inc. (FMR Texas), located in Irving, Texas, has primary responsibility for providing investment management services.
As of    October 31, 1997, FMR     advised funds having approximately
   33     million shareholder accounts with a total value of more than
$   510     billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for Capital Reserves Class shares of Prime Fund and Treasury Fund. UMB Bank, n.a. (UMB) is the transfer agent for Tax-Exempt Fund, and is located at 1010 Grand Avenue, Kansas City, Missouri. UMB employs FIIOC to perform transfer agent servicing functions for Capital Reserves Class shares of Tax-Exempt Fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
PRIME FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
The fund invests only in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, U.S. Government securities, and repurchase agreements. The fund also may enter into reverse repurchase agreements.
TREASURY FUND seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
TAX-EXEMPT FUND seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
The fund invests in high-quality municipal money market securities of
all types   , including longer-term securities with features that
modify their maturity, price characteristics or quality so that they
are eligible investments for the fund    .    FMR     normally
invests    the fund's assets     so that at least 80% of    the
fund's     income distributions is exempt from federal income tax. The fund does not currently intend to purchase municipal securities whose interest is subject to the federal alternative minimum tax.
FMR normally invests Tax-Exempt Fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. Tax-Exempt Fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
   The f    und   s     comply with industry-standard requirements
for     the quality, maturity, and diversification of their
investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.
The funds earn income at current money market rates.    They
stress preservation of capital, liquidity, and income (tax-free income in the case of Tax-Exempt Fund) and do not seek the higher yields or capital appreciation that more aggressive investments may provide. Each fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at 1-800-843-3001 or your investment professional.
MONEY MARKET SECURITIES are high-quality, short-term instruments issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These securities may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
FOREIGN EXPOSURE. Securities issued by foreign entities, including foreign governments, corporations, and banks, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. Likewise, securities for which foreign entities provide credit or liquidity support may involve different risks than those supported by domestic entities. Extensive public information about the foreign entity may not be available, and unfavorable political, economic, or governmental developments in the foreign country involved could affect the repayment of principal or payment of interest.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS: Prime Fund will invest more than 25% of its total assets in the financial services industry.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: Tax-Exempt Fund will not invest in a money market fund and does not not currently intend to invest in repurchase agreements. Treasury Fund and Prime Fund do not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Prime Fund may not invest more than 5% of its total assets in any one issuer, except that the fund may invest up to 25% of its total assets in the highest quality securities of a single issuer for up to three business days.
With respect to 75% of its total assets, Tax-Exempt Fund may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Tax-Exempt Fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. A fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Prime Fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Each of Treasury Fund and Tax-Exempt Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING   .     A fund may lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. Treasury Fund and Tax-Exempt Fund do not lend money to other funds advised by FMR.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Prime Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
   Treasury Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity. Tax-Exempt Fund seeks to provide individual and institutional investors with as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund normally invests so that at least 80% of its income distributions is free from federal income tax.
With respect to 75% of its total assets, Tax-Exempt Fund may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer. This limitation does not apply to U.S. Government Securities or to securities of other investment companies.
Prime Fund will invest more than 25% of its total assets in the financial services industry.
Prime Fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt Fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Each fund pays a fee at an annual rate of 0.25% of its average net
assets.    Prior to May 31, 1997, each fund's management fee was equal to an annual rate of 0.50% of the applicable fund's average net assets. The total management fee rate for the fiscal year ended October 31, 1997, was 0.39% for Prime Fund, 0.41% for Treasury Fund and 0.39% for Tax-Exempt Fund.
FMR Texas is the funds' sub-advisor and has primary responsibility for managing their investments. FMR is responsible for providing other management services. FMR pays FMR Texas 50% of its management fee (before expense reimbursements) for FMR Texas's services. FMR paid FMR
Texas fees equal to    0.13    % of Prime Fund's,    0.12    % of
Treasury Fund's and    0.12    % of Tax-Exempt Fund's average net
assets for the fiscal year ended October 31, 1997, but after payments made by FMR pursuant to the funds' Distribution and Service Plans in effect prior to May 31, 1997.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Capital Reserves Class of Prime Fund and Treasury Fund (the Taxable Funds). Fidelity Service Company, Inc.
(FSC) calculates the net asset value per share (NAV) and dividends for Capital Reserves Class of each Taxable Fund and maintains the general accounting records for each Taxable Fund.
For the fiscal year ended October 31, 1997, pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following.
                   TRANSFER AGENCY         PRICING AND
                   FEES PAID BY            BOOKKEEPING
                   CAPITAL RESERVES        FEES PAID BY
                   CLASS                   FUND

PRIME FUND         0.15%    *                 0.01    %

TREASURY FUND      0.15%    *                 0.01    %

* ANNUALIZED
UMB is the transfer and service agent for Tax-Exempt Fund. UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Capital Reserves Class of Tax-Exempt Fund. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for Capital Reserves Class of Tax-Exempt Fund and maintains the general accounting records for Tax-Exempt Fund. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by Capital Reserves Class of Tax-Exempt Fund.
For the fiscal year ended October 31, 1997, pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following.
                     TRANSFER AGENCY         PRICING AND
                     FEES PAID BY            BOOKKEEPING
                     CAPITAL RESERVES        FEES PAID BY
                     CLASS                   FUND

TAX-EXEMPT FUND      0.15%    *                 0.02    %

* ANNUALIZED
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Capital Reserves Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Capital Reserves Class of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of
Capital Reserves Class shares. Capital Reserves Class of each    fund
    pays FDC a monthly distribution fee at an annual rate of 0.50% of its average net assets throughout the month.
FDC may compensate intermediaries that provide shareholder support
services    or     engage in the sale of Capital Reserves Class shares
or pay distribution expenses at an annual rate of up to 0.50% of
average net assets maintain   ed    .
The Capital Reserves Class plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of Capital Reserves Class shares, including payments made
to    intermediaries     that provide shareholder support services or
engage in the sale of Capital Reserves Class shares. Currently, the Board of Trustees of each fund has authorized such payments to intermediaries at an annual rate of up to 0.10% of the average net assets they maintain.
Independent of the Capital Reserves Class Plans, intermediaries that maintain an average balance of $10 million or more in a single omnibus account may receive an additional recordkeeping fee of up to 0.15% of the average net assets they maintain. The recordkeeping fee will be paid by FMR or its affiliates, not by a fund, and will not be paid for distribution services.
YOUR ACCOUNT


TYPES OF ACCOUNTS
If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at the right.
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR TAXABLE
FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 1/2(checkmark)(solid club) with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of    Capital Reserves C    lass is the
class's net asset value per share (NAV). Each fund is managed to keep its NAV stable at $1.00.
Your shares will be purchased at the next NAV calculated after your
order is received    in proper     form. Each class's NAV is normally
calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Share certificates are not available for Capital Reserves Class shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from Capital
Reserves Class of    another fund offered through this prospectus or
from another F    idelity fund, or
(small solid bullet) Contact your investment professional.
BY MAIL. You or your investment professional must send a check payable
to the fund    and the class     in which you plan to invest. When
making subsequent investments by check, please write your fund account number on the check. All investments by check should be sent to the above address.
BY WIRE. For wiring information and instructions, you should call the investment professional through which you trade or if you trade
directly through Fidelity, call Fidelity Client Services    at
1-800-843-3001    . There is no fee imposed by the funds for wire
purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
   If when you place your wire order you indicate that Fidelity will
receive your wire that day    , your wire must be received in proper
form by the transfer agent at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for large purchases.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
TO ADD TO AN ACCOUNT $250
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $100
   Through regular investment plans* $100
MINIMUM BALANCE $500
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
*FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
THE PRICE TO SELL ONE SHARE o   f Capital Reserves     Class is the
class's NAV.
Your shares will be sold at the next NAV calculated after your order
is received    in proper form    . Each class's NAV is normally
calculated each business day at 4:00 p.m. Eastern time.
   It is the responsibility of your investment professional to transmit your order to redeem shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
   TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to Capital Reserves Class shares of another fund offered through this prospectus or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $500 worth of shares in the account to keep it open.
BY TELEPHONE. Redemption requests may be made by calling Fidelity Client Services at 1-800-843-3001.
BY MAIL. Send a letter of instruction    with signature guarantee(s)
    to the address given above. The letter should specify the name of
the fund    and the class    , the number of shares to be sold, name,
account numbers, address, and should include the additional requirements listed below that apply to each particular account.

TYPE OF REGISTRATION                                 REQUIREMENTS

INDIVIDUAL, JOINT TENANTS,                           LETTER OF INSTRUCTION SIGNED BY ALL PERSON(S) REQUIRED TO
SOLE PROPRIETORSHIP, CUSTODIAL, (UNIFORM GIFTS OR    SIGN FOR THE ACCOUNT EXACTLY AS IT IS REGISTERED,
TRANSFERS TO MINORS ACT), GENERAL PARTNERS           ACCOMPANIED BY SIGNATURE GUARANTEE(S).

CORPORATIONS, ASSOCIATIONS                           LETTER OF INSTRUCTION AND A CORPORATE RESOLUTION, SIGNED BY
                                                     PERSON(S) REQUIRED TO SIGN FOR THE ACCOUNT ACCOMPANIED
                                                     BY SIGNATURE GUARANTEE(S).

TRUSTS                                               A LETTER OF INSTRUCTION SIGNED BY THE TRUSTEE(S) WITH
                                                     SIGNATURE GUARANTEE(S). (IF THE TRUSTEE'S NAME IS NOT
                                                     REGISTERED ON THE ACCOUNT, ALSO PROVIDE A COPY OF THE
                                                     TRUST DOCUMENT, CERTIFIED WITHIN THE LAST 60 DAYS.)


If you do not fall into any of these registration categories (i.e., executors, administrators, conservators, or guardians) you should call your investment professional or Fidelity Client Services for further instructions.
BY WIRE. Redemptions may be made by calling Fidelity Client Services at 1-800-843-3001.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions. You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown on page .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the funds for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption wire request is
received    in proper form     by the transfer agent by 4:00 p.m.
Eastern time for Prime Fund and Treasury Fund and 12:00 noon Eastern time for Tax-Exempt Fund redemptions will normally be wired on that
day.    R    edemption proceeds from    all other     redemption wire
requests will normally be wired on the following business day.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. The minimum amount for a check is $500. Do not, however, try to close out your account by check.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available Monday through Friday, 8:30 a.m. to 6:00 p.m. Eastern time.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Account statements
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services if you need additional copies of financial reports, prospectuses or historical account information. SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with Fidelity for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
   One easy way to pursue your financial goals is to invest money regularly. The fund offers a convenient service that lets you transfer money between fund accounts automatically. While regular investment plans do not guarantee a profit and will not protect against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of each fund, dividends relating to Capital Reserves Class shares redeemed during the month can be
distributed on the day of        redemption. Each fund reserves the
right to limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Capital Reserves Class offers two options.
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
Dividends will normally be reinvested at each fund's Capital Reserves Class NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt Fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from Prime Fund and Treasury Fund, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gains from
Prime Fund and Treasury Fund a   re distributed as dividends     and
taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
However, for shareholders of Tax-Exempt Fund, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount
   are distributed as dividends and     taxed as ordinary income;
capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the fiscal year ended October 31, 1997,    0.95    % of Prime
Fund's and 23.35% of Treasury Fund's income distributions were derived from interest on U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, Fidelity will send you and the IRS a statement showing
the    tax characterization of distributions     paid to you in the
previous year.
A portion of Tax-Exempt Fund's dividends may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of Tax-Exempt Fund's income from each state to help you calculate your taxes.
During the fiscal year ended October 31, 1997,    100    % of
Tax-Exempt Fund's income dividend was free from federal income tax. There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
   THE FUNDS ARE     OPEN FOR BUSINESS each day the New York Stock
Exchange (NYSE) is open.    FSC normally calculates Capital Reserves
Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of Capital Reserves Class of each fund is computed by adding Capital Reserves Class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Capital Reserves Class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Capital Reserves Class, and dividing the result by the number of Capital Reserves Class shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
   YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any loss resulting from
unauthorized transactions if it follows reasonable     security
procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may
also record    calls. For transactions conducted through the Internet,
Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of the confirmation
statements immediately after receipt.     If you do not want the
ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH    FIDELITY     BY PHONE (for example,
during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of large transactions.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
(small solid bullet) Capital Reserves Class shares purchased in connection with a wire order that is placed by 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or by 12:00 noon Eastern time for Tax-Exempt Fund, and is followed by a wire that is received before the close of the Federal Reserve Wire System on that day, begin to earn dividends on the day of purchase.
(small solid bullet) Capital Reserves Class shares purchased in connection with all other orders begin to earn dividends on the first day following the day of purchase.
       AUTOMATED PURCHASE ORDERS.    You may purchase shares sold
through investment professionals utilizing an automated placement and settlement system that guarantees payment for orders on a specific date.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet)    Capital Reserves Class shares redeemed in
connection with a wire order that is placed by 4:00 p.m. Eastern time for Prime Fund and Treasury Fund or by 12:00 noon Eastern time for Tax-Exempt Fund, earn dividends through the day prior to the day of redemption.
   (small solid bullet) Capital Reserves Class shares redeemed in connection with all other orders earn dividends through the day of redemption; however, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.
   (small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays) when trading on the NYSE is restricted, or as permitted by the
SEC.
   (small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
IF YOUR ACCOUNT BALANCE FALLS BELOW $500 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging    Capital
Reserves Class     shares of    a fund for Capital Reserves Class
shares of another fund offered through this prospectus and for shares of other Fidelity funds.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at the number listed on page between 8:30 a.m. and 4:00 p.m. Eastern time.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address on page .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Capital Reserves Class shares will be redeemed at the next determined NAV after your order is
received    in proper form    . Shares of the fund to be acquired will
be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you have already paid in connection with the shares you are exchanging.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of
exchanges out of a fund   .
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its
investment objective and policies, or        would otherwise
potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose
administrative fees of up to    1.00%    , and trading fees of up to
1.50%    of the amount exchanged.     Check each fund's prospectus for
details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.



This prospectus is printed on recycled paper using soy-based inks. TREASURY FUND - ADVISOR B CLASS AND ADVISOR C CLASS
NEWBURY STREET TRUST

 CROSS REFERENCE SHEET
Form N-1A Item Number
Part A     Prospectus Caption
1   Cover Page
2   Expenses
3 a  Financial Highlights
 b  *
 c  Performance
 d  Performance
4 a(i)  Charter
  (ii)  Investment Principles and Risks; Securities and Investment
Practices
 b    Securities and Investment Practices
 c Who May Want To Invest; Investment Principles and Risks; Securities and Investment Practices
5 a  Charter
 b(i)  Cover Page; FMR and Its Affiliates
 b(ii) FMR and Its Affiliates; Charter; Breakdown of Expenses b(iii) Expenses; Breakdown of Expenses
 c,d  Cover Page; Charter; Breakdown of
Expenses; FMR and Its Affiliates
 e  Expenses
 f  Expenses
 g  Expenses; FMR and Its Affiliates
5A   *
6 a(i)  Charter
 a(ii) How to Buy Shares; How to Sell Shares; Transaction Details; Exchange Restrictions
 a(iii)  *
 b  FMR and Its Affiliates
 c  Exchange Restrictions; Transaction Details
 d  *
 e Cover Page; How to Buy Shares; How to Sell Shares; Investor Services; Exchange Restrictions
 f,g  Dividends, Capital Gains, and Taxes
7 a  Charter; Cover Page
 b  How to Buy Shares; Transaction Details;Expenses
 c  *
 d  How to Buy Shares
 e  *
 f  Expenses; Breakdown of Expenses
8   How to Sell Shares; Investor Services; Transaction Details;
Exchange Restrictions
9   *







 TREASURY FUND - ADVISOR B CLASS AND ADVISOR C CLASS
NEWBURY STREET TRUST

 CROSS REFERENCE SHEET
Part B     Statement of Additional Information
10 a,b  Cover Page
11   Table of Contents
12   Description of Trust
13 a,b,c  Investment Policies and Limitations
 d  *
14 a,b,c  Trustees and Officers
15 a  Trustees and Officers
 b  Trustees and Officers
 c  Trustees and Officers
16 a(i)  FMR
 a(ii)  Trustees and Officers
 a(iii),b  Management Contract
 c  *
 d  Management Contracts
 e  *
 f  Distribution and Service Plan
 g  *
 h  Description of the Trust
 i  Contracts with FMR Affiliates
17 a  Portfolio Transactions
 b  Portfolio Transactions
 c  Portfolio Transactions
 d  Portfolio Transactions
 e  *
18 a  Description of the Trust
 b  *
19 a  Additional Purchase, Exchange, and
Redemption Information
 b  Valuation
 c  *
20   Distributions and Taxes
21 a(i,ii)  Contracts with FMR Affiliates;
Distribution and Service Plan
 a(iii),b,c  *
22   Performance
23   Financial Statements
*Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated December 30, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials, for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of any of these documents, call Fidelity Client Services at 1-800-843-3001. INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
DMFB/DMFC-pro-1297
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
FID   ELITY CASH

   MANAGEMENT
   FUNDS
TREASURY
FUND -
ADVISOR B CLASS
(FUND NUMBER 658)
ADVISOR C CLASS
(FUND NUMBER 529)
PROSPECTUS
DECEMBER 30, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
CONTENTS


KEY FACTS                  WHO MAY WANT TO INVEST

                           EXPENSES EACH CLASS'S SALES CHARGE
                           (LOAD) AND ITS YEARLY OPERATING
                           EXPENSES.

                           FINANCIAL HIGHLIGHTS A SUMMARY OF THE
                           FUND'S FINANCIAL DATA.

                           PERFORMANCE

THE FUND IN DETAIL         CHARTER HOW THE FUND IS ORGANIZED.

                           INVESTMENT PRINCIPLES AND RISKS THE
                           FUND'S OVERALL APPROACH TO INVESTING.

                           BREAKDOWN OF EXPENSES HOW
                           OPERATING COSTS ARE CALCULATED AND WHAT
                           THEY INCLUDE.

YOUR ACCOUNT               TYPES OF ACCOUNTS DIFFERENT WAYS TO
                           SET UP YOUR ACCOUNT, INCLUDING
                           TAX-SHELTERED RETIREMENT PLANS.

                           HOW TO BUY SHARES OPENING AN
                           ACCOUNT AND MAKING ADDITIONAL
                           INVESTMENTS.

                           HOW TO SELL SHARES TAKING MONEY OUT
                           AND CLOSING YOUR ACCOUNT.

                           INVESTOR SERVICES SERVICES TO HELP YOU
                           MANAGE YOUR ACCOUNT.

SHAREHOLDER AND            DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES           AND TAXES

                           TRANSACTION DETAILS SHARE PRICE
                           CALCULATIONS AND THE TIMING OF PURCHASES
                           AND REDEMPTIONS.

                           EXCHANGE RESTRICTIONS

                           SALES CHARGE REDUCTIONS AND
                           WAIVERS


KEY FACTS


WHO MAY WANT TO INVEST
The fund offers investors a convenient way to invest in a professionally managed portfolio of money market instruments.
The fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
The fund is managed to keep its share price stable at $1.00 and offers an added measure of safety with its focus on U.S. Treasury securities. The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your investments.
The fund is composed of multiple classes    of shares    . All classes
of the fund have a common investment objective and investment portfolio. The fund offers Daily Money Class shares, Capital Reserves Class shares, Advisor B Class (Class B) shares, and Advisor C Class (Class C) shares. Daily Money Class and Capital Reserves Class shares do not have a sales charge, but do pay a 12b-1 fee. Class B and Class C shares do not have a front-end sales charge, but do have a contingent deferred sales charge (CDSC), and pay a 12b-1 fee. Class B and Class C shares may be purchased directly only in connection with the Fidelity Advisor Systematic Exchange Program (the Program) for purposes of exchanging into Class B or Class C shares, as applicable, of the Fidelity Advisor funds. You may obtain more information about Daily Money Class shares and Capital Reserves Class shares, which are not offered through this prospectus, from your investment professional or by calling Fidelity Client Services at 1-800-843-3001.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, and the package of services provided to you by your investment professional and the overall costs of those services.
In general, Daily Money Class shares have lower costs than Capital Reserves Class, Class B and Class C shares because Daily Money Class shares do not have a sales charge and have lower 12b-1 fees. Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Daily Money
Class shares after    a maximum of     seven years. If you sell your
Class B shares within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a 1.00% CDSC. Class C shares do not convert to another class of shares. See "Transactions Details," page , for CDSC and conversion information. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares and purchase amounts of more than
$1,000,000    generally     will not be accepted for Class C
shares.    See "How to Buy Shares," page  for more information on the maximum purchase amount for Class B and Class C shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Class B or Class C shares of the fund. See "Transaction Details," page for an explanation of how and when these charges apply.
A CDSC is imposed on redemptions of Class B shares according to the schedule that was in effect when you originally purchased the Advisor
fund Class B shares that you exchanged    for Class B shares of the
fund    . A CDSC is imposed on redemptions of Class C shares only if you redeem Class C shares within one year of purchase. See
    "Transaction Details," page , for information about each class's
CDSC.
      CLASS B         CLASS C



MAXIMUM CDSC (AS A % OF THE LESSER OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS)   5.00%   A             1.00%   B



A DECLINES OVER SIX YEARS FROM 5.00% TO 0%.
B ON CLASS C SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.
ANNUAL OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to Fidelity Management & Research Company (FMR). The fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder account statements and financial reports.
12b-1 fees include a distribution fee and a shareholder service fee. Distribution fees are paid by each class to the distributor for services and expenses in connection with the distribution of the applicable class's shares. Shareholder service fees are paid by each class to investment professionals for services and expenses incurred in connection with providing personal service and/or maintenance of
the applicable class's    shareholder accounts    . Long-term
shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Each class 's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on estimated or historical
expenses,    adjusted to reflect current fees    , of Class B and
Class C of Treasury Fund and are calculated as a percentage of average net assets of the applicable class.
                                     CLASS B        CLASS C

   MANAGEMENT FEE                       0.25%          0.25%

   12B-1 FEE (INCLUDING 0.25%
          1.00%          1.00%
   SHAREHOLDER SERVICE FEE)

   OTHER EXPENSES
                     0.15%          0.15%
   (AFTER REIMBURSEMENT)

   TOTAL OPERATING EXPENSES             1.40%          1.40%

EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Class B shares of the fund, assuming a 5% annual return and either (1) full redemption or (2) no redemption, at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum CDSC, and Class B's annual operating expenses.
If you purchased Class B shares directly in connection with the Program or by exchange from a Fidelity Advisor equity or long-term bond fund:

                1 YEAR                3 YEARS                5 YEARS                10 YEARSB

   (1)          $ 64A                 $ 74A                  $ 97A                  $ 129

   (2)          $ 14                  $ 44                   $ 77                   $ 129


A REFLECTS DEDUCTION OF APPLICABLE CDSC.
B REFLECTS CONVERSION TO DAILY MONEY CLASS AFTER SEVEN YEARS.
If you purchased Class B shares by exchange from a Fidelity Advisor intermediate-term bond fund:

                1 YEAR                3 YEARS                5 YEARSB                10 YEARS

   (1)          $ 44A                 $ 54                   $ 68A                   $ 111



                                      A

   (2)          $ 14                  $ 44                   $ 68                    $ 111


A REFLECTS DEDUCTION OF APPLICABLE CDSC.
B REFLECTS CONVERSION TO DAILY MONEY CLASS AFTER    FOUR     YEARS.
EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Class C shares of the fund, assuming a 5% annual return and either (1) full redemption or (2) no redemption, at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum CDSC, and Class C's annual operating expenses.
                1 YEAR                3 YEARS

   (1)          $ 24A                 $ 44

   (2)          $ 14                  $ 44

A REFLECTS DEDUCTION OF APPLICABLE CDSC.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY. FMR has voluntarily agreed to reimburse Class B and Class C to the extent that total operating expenses exceed 1.40% of Class B's and 1.40% of Class C's average net assets. If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, of Class B of the fund would have been,
   0.44    % and    1.69    %, respectively, and    0.45    % and
   1.70 %, respectively, of Class C of the fund. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights table that follows has been audited by Coopers & Lybrand L.L.P., independent accountants. The fund's financial highlights, financial statements, and report of the auditor are included in the fund's Annual Report, and are incorporated by reference into (are legally a part of) the fund's SAI. Contact Fidelity Client Services (Client Services) or your investment professional for a free copy of the Annual Report or the SAI. Class C
commenced operations on    November 3, 1997    .
ADVISOR B CLASS

SELECTED PER-SHARE DATA AND RATIOS

YEARS ENDED JULY 31                                          1997G      1996   A       1996       1995      1994F

NET ASSET VALUE, BEGINNING OF PERIOD                         $ 1.000    $ 1.000        $ 1.000    $ 1.000   $ 1.000

INCOME FROM INVESTMENT OPERATIONS

 NET    INTEREST     INCOME                                   .041       .010           .043       .042      .002

LESS DISTRIBUTIONS

 FROM NET    INTEREST     INCOME                              (.041)     (.010)         (.043)     (.042)    (.002)

NET ASSET VALUE, END OF PERIOD                                $1.000     $1.000         $1.000     $1.000    $1.000

TOTAL RETURNB,C                                               4.20%      1.01%          4.33%      4.28%     0.25%

NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 45,968   $ 20,411       $ 39,956   $ 3,154   $ 628

RATIO OF EXPENSES TO AVERAGE NET ASSETS                       1.39%D     1.35%D,E       1.35%D     1.35%D    1.35%D,E

RATIO OF NET    INTEREST     INCOME TO AVERAGE NET ASSETS     4.24%      3.96%E         4.13%      4.22%     3.03%E


A THREE MONTHS ENDED OCTOBER 31, 1996
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E ANNUALIZED
F FOR THE PERIOD JULY 1, 1994 (COMMENCEMENT OF SALE OF ADVISOR B CLASS SHARES) TO JULY 31, 1994
G YEAR ENDED OCTOBER 31
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD.
   Performance history will be available for Class C after Class C has been in operation for six months.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The fund's performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at 1-800-843-3001.
THE FUND IN DETAIL


CHARTER
TREASURY FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Newbury Street Trust, an open-end management investment company organized as a Delaware business trust on December 30, 1991.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy . The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which handles the fund's business affairs. FMR Texas Inc. (FMR Texas), located in Irving, Texas, has primary responsibility for providing investment management services.
As of October 31, 1997, FMR advised funds having approximately    33
    million shareholder accounts with a total value of more than
$   510     billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for each class of the fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
To carry out the fund's transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that the fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   The f    und seeks to obtain as high a level of current income as
is consistent with the preservation of capital and liquidity.
The fund invests only in U.S. Treasury securities and repurchase agreements for these securities. The fund does not enter into reverse repurchase agreements.
The fund complies with industry-standard requirements    for     the
quality, maturity, and diversification of its investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
The fund earns income at current money market rates. It stresses preservation of capital, liquidity, and income and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI
or financial report, call    Fidelity Client Service     at
1-800-843-3001    or your investment professional    .
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, the fund may accept a lower interest rate.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: The fund does not currently intend to invest in a money market fund.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraph restates all those that are fundamental. All policies stated throughout this prospectus, other than that identified in the following paragraph, can be changed without shareholder approval.
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
The fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. The fund also pays OTHER EXPENSES,
which are explained on    the right    .
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fund pays the fee at the annual rate of 0.25% of its average net assets. Prior to May 31, 1997, the fund's management fee was equal to an annual rate of 0.50% of the fund's average net assets. The total management fee rate for the fiscal year ended October 31, 1997 was 0.41%.
FMR Texas is the fund's sub-adviser and has primary responsibility for managing its investments. FMR is responsible for providing other management services. FMR pays FMR Texas 50% of its management fee (before expense reimbursements) for FMR Texas's services. FMR paid FMR
Texas a fee equal to    0.12    % of Treasury Fund's average net
assets for the fiscal year ended October 31, 1997   , but after
payments made by FMR pursuant to the fund's Distribution and Service
Plans in effect prior to May 31, 1997    .
OTHER EXPENSES
While the management fee is a significant component of the fund's annual operating costs, the fund has other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class B and Class C shares of the fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for Class B and Class C and maintains the fund's general accounting records.
For the fiscal year ended October 31, 1997, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
                TRANSFER AGENCY FEES              PRICING AND
                PAID BY                           BOOKKEEPING
                                                  FEES PAID BY

                CLASS B                 CLASS C   FUND

TREASURY FUND   0.   25    %            --        0.01%

The fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Class B shares of Treasury Fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plan, Class B is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses
in connection    with the distribution of Class B shares.     Class B
currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month.
In addition, pursuant to the Class B plan, Class B pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. The full amount of the Class B service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
Class C shares of Treasury Fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plan, Class C is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. After the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares. In addition, pursuant to the Class C plan, Class C pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. After the first year of investment, the full amount of the Class C service fee is reallowed to investment professionals for providing personal services to and/or maintenance of Class C shareholder accounts.
The    Class B and     Class C plan   s     specifically recognize
that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection
with the distribution of    the applicable class's     shares,
including payments made to investment professionals that provide
shareholder support services or engage in the sale of    the
applicable class's     shares. Currently, the Board of Trustees has
authorized such payments.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the fund, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed on page .
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 1/2(checkmark)(solid club) with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
Class B and Class C shares of the fund may be purchased directly in connection with the Program or by exchange from Class B or Class C shares, as applicable, of the Fidelity Advisor funds.
Class B and Class C shares purchased in connection with the Program must be exchanged into Class B or Class C shares, as applicable, of Fidelity Advisor funds within 18 months of purchase. For more information regarding the Program, see "Regular Investment Plans" on page .
THE PRICE TO BUY ONE SHARE of Class B or Class C is the class's net asset value per share (NAV). The fund is managed to keep its NAV stable at $1.00. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. See "Transaction Details," page , for information on how the CDSC is calculated.
Your shares will be purchased at the next NAV calculated after your
order is received    in proper form    .    Each     class's NAV is
normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Share certificates are not available for Class B or Class C shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of a Fidelity Advisor fund, or
(small solid bullet) Contact your investment professional.
BY MAIL. You or your investment professional must send a check payable
to    the fund and the class in which you plan to invest    . When
making subsequent investments by check, please write your fund account number on the check. All investments by check should be sent to the above address.
BY WIRE. For wiring information and instructions, you should call the investment professional through which you trade or if you trade
directly through Fidelity, call Fidelity Client Services    at
1-800-843-3001    . There is no fee imposed by the fund for wire
purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
If when you place your wire order you indicate that Fidelity will
receive your wire that day, y   our wire must be received     in
proper form    by the transfer agent at the applicable fund's
designated wire bank     before the close of the Federal Reserve Wire
System on the day of purchase.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for large purchases.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT
By Exchange from:
(small solid bullet) Fidelity Advisor fund $1,000
(small solid bullet) Fidelity Advisor IRA, Rollover IRA,
 SEP-IRA and Keogh accounts $500
Program account  $10,000
TO ADD TO AN ACCOUNT
By Exchange from:
(small solid bullet) Fidelity Advisor fund $250
(small solid bullet) Fidelity Advisor IRA, Rollover IRA,
 SEP-IRA and Keogh accounts $100
Program account None
MINIMUM BALANCE
By Exchange from:
(small solid bullet) Fidelity Advisor fund $500
(small solid bullet) Fidelity Advisor IRA, Rollover IRA,
 SEP-IRA and Keogh accounts    None
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
   PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR
CLASS B SHARES.
   PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN EMPLOYEE BENEFIT PLAN.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
THE PRICE TO SELL ONE SHARE of each class is the class's NAV, minus any applicable CDSC.
Your shares will be sold at the next NAV, minus any applicable CDSC,
calculated after your order is received    in proper form    . Each
class's NAV is normally calculated each business day at 4:00 p.m.
Eastern time.
   It is the responsibility of your investment professional to transmit your order to redeem shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the
methods described on these    two     pages.
TO SELL SHARES IN A FIDELITY    ADVISOR     RETIREMENT ACCOUNT, your
request must be made in writing, except for exchanges to shares of the same class of a Fidelity Advisor fund which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR NON-RETIREMENT ACCOUNT
SHARES, leave at least $500 worth of shares in    your non-Program
account to keep it open.
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
WRITE        A    "LETTER     OF INSTRUCTION" WITH:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The    applica    ble class name,
(small solid bullet) Your fund account number, (small solid bullet) The dollar amount or number of shares to be redeemed and
(small solid bullet) Any other applicable requirements listed in the following table.
Deliver your letter to your investment professional, or mail it to the following address:
 Fidelity Investments
 P.O. Box 770002
 Cincinnati, OH 45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.



                       ACCOUNT TYPE                 SPECIAL REQUIREMENTS

PHONE                   ALL ACCOUNT TYPES EXCEPT     (SMALL SOLID BULLET) MAXIMUM CHECK REQUEST: $100,000.
YOUR INVESTMENT         RETIREMENT                   (SMALL SOLID BULLET) YOU MAY EXCHANGE TO CLASS B OR CLASS C, AS
PROFESSIONAL            ALL ACCOUNT TYPES            APPLICABLE, OF FIDELITY ADVISOR FUNDS IF BOTH
                                                     ACCOUNTS ARE REGISTERED WITH THE SAME NAME(S),
                                                    ADDRESS, AND TAXPAYER ID NUMBER.

MAIL OR IN PERSON
(MAIL_GRAPHIC)
(HAND_GRAPHIC)          INDIVIDUAL, JOINT TENANT,    (SMALL SOLID BULLET) THE LETTER OF INSTRUCTION (WITH SIGNATURE
                        SOLE PROPRIETORSHIP,         GUARANTEED) MUST BE SIGNED BY ALL PERSONS
                        UGMA, UTMA                   REQUIRED TO SIGN FOR TRANSACTIONS, EXACTLY AS THEIR
                                                     NAMES APPEAR ON THE ACCOUNT AND SENT TO YOUR
                                                     INVESTMENT PROFESSIONAL.

                        RETIREMENT ACCOUNT           (SMALL SOLID BULLET) THE ACCOUNT OWNER SHOULD COMPLETE A RETIREMENT
                                                     DISTRIBUTION FORM. CONTACT YOUR INVESTMENT
                                                     PROFESSIONAL OR, IF YOU PURCHASED YOUR SHARES
                                                     THROUGH A BROKER-DEALER OR INSURANCE
                                                     REPRESENTATIVE, CALL 1-800-522-7297. IF YOU
                                                     PURCHASED YOUR SHARES THROUGH A BANK
                                                     REPRESENTATIVE, CALL 1-800-843-3001.

                       TRUST                        (SMALL SOLID BULLET) THE TRUSTEE MUST SIGN THE LETTER INDICATING
                                                     CAPACITY AS TRUSTEE. IF THE TRUSTEE'S NAME IS NOT
                                                     IN THE ACCOUNT REGISTRATION, PROVIDE A COPY OF THE
                                                     TRUST DOCUMENT CERTIFIED WITHIN THE LAST 60 DAYS.

                       BUSINESS OR ORGANIZATION     (SMALL SOLID BULLET) AT LEAST ONE PERSON AUTHORIZED BY CORPORATE
                                                     RESOLUTION TO ACT ON THE ACCOUNT MUST SIGN THE
                                                     LETTER (WITH SIGNATURE GUARANTEED).

                       EXECUTOR, ADMINISTRATOR,     (SMALL SOLID BULLET) FOR INSTRUCTIONS, CONTACT YOUR INVESTMENT
                       CONSERVATOR/GUARDIAN         PROFESSIONAL OR, IF YOU PURCHASED YOUR SHARES
                                                    THROUGH A BROKER-DEALER OR INSURANCE
                                                    REPRESENTATIVE, CALL 1-800-522-7297. IF YOU
                                                    PURCHASED YOUR SHARES THROUGH A BANK
                                                    REPRESENTATIVE, CALL 1-800-843-3001.

WIRE (WIRE_GRAPHIC)    ALL ACCOUNT TYPES            (SMALL SOLID BULLET) YOU MUST SIGN UP FOR THE WIRE FEATURE BEFORE
                                                    USING IT. TO VERIFY THAT IT IS IN PLACE, CONTACT YOUR
                                                    INVESTMENT PROFESSIONAL OR, IF YOU PURCHASED YOUR
                                                    SHARES THROUGH A BROKER-DEALER OR INSURANCE
                                                     REPRESENTATIVE, CALL 1-800-522-7297. IF YOU
                                                    PURCHASED YOUR SHARES THROUGH A BANK
                                                   REPRESENTATIVE, CALL 1-800-843-3001. MINIMUM
                                                    WIRE: $500.
                                                    (SMALL SOLID BULLET) YOUR WIRE REDEMPTION REQUEST MUST BE
                                                    RECEIVED BY THE TRANSFER AGENT BEFORE 4:00
                                                    P.M. EASTERN TIME FOR MONEY TO BE WIRED ON THE
                                                    NEXT BUSINESS DAY.
                                                    (SMALL SOLID BULLET) REDEMPTION PROCEEDS WILL BE WIRED VIA THE
                                                     FEDERAL RESERVE WIRE SYSTEM TO YOUR BANK
                                                     ACCOUNT OF RECORD.


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available Monday through Friday, 8:30 a.m. to 6:00 p.m. Eastern time.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Account statements
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call your investment professional or Fidelity Client Services if you need additional copies of financial reports, prospectuses or historical account information.
EXCHANGE PRIVILEGE. You may sell your Class B or Class C shares and
buy Class B or Class C shares, as applicable,    of     Fidelity
Advisor funds by telephone or in writing.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class B or Class C account. Accounts with a value of $10,000 or more in Class B or Class C shares are eligible for this program. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC.
One easy way to pursue your financial goals is to invest money regularly. The fund offers a convenient service that lets you transfer money between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO A FIDELITY ADVISOR
FUND


MINIMUM

EXCHANGE

AMOUNT      FREQUENCY             SETTING UP OR CHANGING

$100        MONTHLY, QUARTERLY,   (SMALL SOLID BULLET) TO ESTABLISH A PROGRAM ACCOUNT, CONTACT FIDELITY CLIENT SERVICES OR

            SEMI-ANNUALLY, OR     YOUR INVESTMENT PROFESSIONAL.

            ANNUALLY              (SMALL SOLID BULLET) TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR INVESTMENT, CONTACT

                                  YOUR INVESTMENT PROFESSIONAL DIRECTLY OR, IF YOU PURCHASED YOUR

                                  SHARES THROUGH A BROKER-DEALER OR INSURANCE REPRESENTATIVE, CALL

                                  1-800-522-7297. IF YOU PURCHASED YOUR SHARES THROUGH A BANK

                                  REPRESENTATIVE, CALL 1-800-843-3001.

                                  (SMALL SOLID BULLET) THE ACCOUNT INTO WHICH THE EXCHANGE IS BEING PROCESSED MUST

                                  HAVE A MINIMUM OF $1,000.

                                  (SMALL SOLID BULLET) CLASS B AND CLASS C SHARES MUST BE EXCHANGED FOR CLASS B OR

                                  CLASS C SHARES, AS APPLICABLE, OF A FIDELITY ADVISOR FUND WITHIN

                                  18 MONTHS FROM THE DATE OF PURCHASE.

                                  (SMALL SOLID BULLET) THE PROGRAM IS NOT RECOMMENDED FOR PURCHASING CLASS B SHARES OF

                                  FIDELITY ADVISOR INTERMEDIATE BOND FUND OR FIDELITY ADVISOR

                                  INTERMEDIATE INCOME FUND BY EXCHANGE BECAUSE OF THEIR CDSC

                                  SCHEDULES. CONTACT FIDELITY CLIENT SERVICES FOR ADDITIONAL INFORMATION.

                                  (SMALL SOLID BULLET) BOTH ACCOUNTS MUST HAVE THE SAME REGISTRATIONS AND TAXPAYER ID

                                  NUMBERS.

                                  (SMALL SOLID BULLET) CALL AT LEAST 2 BUSINESS DAYS PRIOR TO YOUR NEXT SCHEDULED EXCHANGE

                                  DATE.



   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of the fund, dividends relating to Class B and Class C shares redeemed during the month can be distributed on the day of redemption. The fund reserves the right to limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. Class B and Class C offer two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge.
   Dividends will be reinvested at the fund's Class B or Class C, as
applicable,     NAV on the last day of the month. Capital gain
distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
For the fiscal year ended October 31, 1997,    23.35    % of Treasury
Fund's income distributions was derived from interest on U.S. Government securities which is generally exempt from state income tax. Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the NYSE is open.    FSC
normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each
class     is computed by adding that class's pro rata share of the
value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding. The fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund maintain a stable $1.00 share price.
CONTINGENT DEFERRED SALES CHARGE. Your Class B shares purchased by exchange retain the CDSC schedule that was in effect when you originally purchased the Fidelity Advisor fund Class B shares that you exchanged for Class B shares of the fund.
Class B shares purchased directly in connection with the Program will be assessed a CDSC based on the following schedule:
FROM DATE OF PURCHASE   CONTINGENT DEFERRED
                        SALES CHARGE

LESS THAN 1 YEAR                  5%

1 YEAR TO LESS THAN 2 YEARS       4%

2 YEARS TO LESS THAN 3 YEARS      3%

3 YEARS TO LESS THAN 4 YEARS      3%

4 YEARS TO LESS THAN 5 YEARS      2%

5 YEARS TO LESS THAN 6 YEARS      1%

6 YEARS TO LESS THAN 7 YEARS A    0%

A AFTER A MAXIMUM HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO DAILY MONEY CLASS SHARES OF THE FUND.
   At the time of sale,     investment professionals with whom FDC has
agreements receive as compensation from FDC a concession equal to
   4    .00% of the amount of your direct purchase of Class B shares.
Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.
At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 1.00% of your purchase of Class C shares.
The CDSC will be calculated based on the lesser of the cost of Class B or Class C shares, as applicable, at the initial date of purchase or the value of Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains, if any. Class B or Class C shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B and Class C shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by Class B and Class C shares that have been held for the longest period of time.
CONVERSION FEATURE. After a maximum holding period of seven years from the initial date of purchase, Class B shares convert automatically to Daily Money Class shares of the fund. Conversion to Daily Money Class shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Daily Money Class shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
DAILY MONEY CLASS SHARES. The fund offers Daily Money Class shares to individual, institutional and corporate investors at NAV. Daily Money Class shares may be exchanged only for Class A or Class T shares, as applicable, of Fidelity Advisor funds or Daily Money Class shares of
Prime Fund, Treasury Fund    or Tax-Exempt     Fund. Transfer agency,
dividend disbursing and shareholder services for Daily Money Class shares are performed by FIIOC. Daily Money Class shares have adopted a Distribution and Service Plan. Under the Plan, Daily Money Class shares of the fund currently pay FDC a monthly distribution fee of 0.25% of its average net assets. The Daily Money Class Plan recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of Daily Money Class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the Daily Money Class's shares. The Board of Trustees of each fund has authorized such payments. For the fiscal year ended October 31, 1997 total operating
expenses for Daily Money Class were    0.65    % of average net
assets, after voluntary expense reimbursements of    0.09    % by FMR
which reflect the expense structure in effect on that date.
For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class B or Class C shares, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or a Fidelity Advisor fund, at the NAV next determined after receipt of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid will be reimbursed to you by reinvesting
that amount in Class B or Class C shares, as applicable   .     You
must reinstate your Class B or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class B or Class C shares had not been redeemed. WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE    OR
ELECTRONICALLY    .    Fidelity will not be responsible for any loss
resulting from unauthorized transactions if it follows reasonable
security procedures     designed to verify the identity of the
   investor    . Fidelity will request personalized security codes or
other information, and may also record calls.    For transactions
conducted through the Internet, Fidelity recommends the use of an
Internet browser with 128-bit encryption.     You should verify the
accuracy of    your     confirmation statements immediately after
receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any
specific purchase    order, including certain purchases by
exchange    . See "Exchange Restrictions" on page . Purchase
   orders     may be refused if, in FMR's opinion, they would disrupt
management of the fund.
   TO ALLOW FMR TO MANAGE THE FUND MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Client Services in advance of large transactions.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your order is received    in proper
form    . Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
(small solid bullet)    Class B and Class C shares     begin to earn
dividends    on     the first business day following the day your
funds are received.
   AUTOMATED PURCHASE ORDERS. You may purchase shares through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received    in proper form
minus any applicable CDSC    . Note the following:
(small solid bullet)    Class B and Class C s    hares earn dividends
through the da   y     of redemption; however, shares redeemed on a
Friday or prior to a holiday will continue to earn dividends until the next business day.
   (small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than on weekends or holidays) when trading on the NYSE is restricted, or as permitted by the
SEC.
(small solid bullet) The fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
IF YOUR    NON-RETIREMENT, NON-PROGRAM     ACCOUNT BALANCE FALLS BELOW
$500 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC    will,     at its own expense, provide promotional incentives
such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered to only certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class B shares for Class B shares of a Fidelity Advisor fund and Class C shares for Class C shares of a Fidelity Advisor fund seven calendar days after purchase. Currently, there is no limit on the number of exchanges out of the fund.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day the fund is open for business by calling your investment professional or Fidelity Client Services at 1-800-843-3001 between 8:30 a.m. and 4:00 p.m. Eastern time.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, class name, account number, the number of shares to be redeemed,
and the name of the fund    and class     to be purchased. Written
requests for exchange should be mailed to Fidelity Client Services at the address on page .
Exchange instructions may be given by you in writing or by telephone directly to the transfer agent or through your investment professional. For more information on entering an exchange transaction, please consult your investment professional.
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class B and Class C shares will be redeemed at the next determined NAV after your order is
received    in proper form    . Shares of the fund to be acquired will
be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, the fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of
exchanges out of the fund   .
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund.
(small solid bullet) Any exchanges of Class B or Class C shares are not subject to a CDSC.
Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose
   trading     fees of up to 1.00%    of the amount
    exchange   d    . Check each fund's prospectus for details.
SALES CHARGE REDUCTIONS AND WAIVERS
THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that    the     shares
are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 701/2 which are permitted without penalty pursuant to the Internal Revenue Code;
3. In connection with redemptions through the Fidelity Advisor
Systematic Withdrawal Program   ; or
   4. (APPLICABLE TO CLASS C ONLY)     In connection with any
redemptions from an employee benefit plan. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
   Your investment professional should call Fidelity for more information.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.





This prospectus is printed on recycled paper using soy-based inks.
   FIDELITY CASH MANAGEMENT FUNDS
    PRIME FUND: CAPITAL RESERVES CLASS AND DAILY MONEY CLASS
 Treasury Fund: Capital Reserves Class, Daily Money Class, Advisor B Class and Advisor C Class
 Tax-Exempt Fund: Capital Reserves Class and Daily Money Class
FUNDS OF Newbury Street Trust
STATEMENT OF ADDITIONAL INFORMATION
December 30, 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses (dated December 30, 1997). Please retain this document for future reference. The funds' Annual Report is a separate document supplied with this SAI. To obtain a free additional copy of a Prospectus or the Annual Report, please call Fidelity Client Services (Client Services) at 1-800-843-3001 or your investment professional.
TABLE OF CONTENTS                                          PAGE



INVESTMENT POLICIES AND LIMITATIONS

PORTFOLIO TRANSACTIONS

VALUATION

PERFORMANCE

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

DISTRIBUTIONS AND TAXES

FMR

TRUSTEES AND OFFICERS

MANAGEMENT CONTRACTS

DISTRIBUTION AND SERVICE PLANS

CONTRACTS WITH FMR AFFILIATES

DESCRIPTION OF THE TRUST

FINANCIAL STATEMENTS

APPENDIX

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
FMR Texas Inc. (FMR Texas)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT FOR    PRIME FUND AND     TREASURY FUND (THE TAXABLE
FUNDS)
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) TRANSFER AGENT FOR TAX-EXEMPT FUND
UMB Bank, n.a. (UMB)
For more information on any Fidelity fund, including charges and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.
DMF-ptb-1297
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF PRIME FUND
THE FOLLOWING ARE PRIME FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) Subject to revision upon 60 days' notice to shareholders, the fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
INVESTMENT LIMITATIONS OF TREASURY FUND
THE FOLLOWING ARE TREASURY FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and
(ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days. (This limit does not apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.)
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) Subject to revision upon 60 days' notice to shareholders, the fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
INVESTMENT LIMITATIONS OF TAX-EXEMPT FUND
THE FOLLOWING ARE TAX-EXEMPT FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities, or securities of other investment companies), if as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) make short sales of securities;
(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed the 33 1/3% of the fund's assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite any issue of securities; except to the extent that the purchase of municipal bonds in accordance with the fund's investment objective, policies, and restrictions, either directly from the issuer, or from an underwriter for an issuer, may be deemed underwriting;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein;
(9) purchase or sell commodities or commodity (futures) contracts;
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(11) invest in oil, gas or other mineral exploration or development programs.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (1), certain securities subject to credit guarantees or puts from third parties are not considered securities of their issuer in accordance with industry standard requirements for money market funds. For purposes of limitations (1) and (7), FMR identifies the issuer of a security depending on its terms and conditions. In the case of identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a government or other entity is guaranteeing the security.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iii) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.
(iv) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the funds' policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
SHAREHOLDER NOTICE. Treasury Fund invests only in U.S. Treasury securities and repurchase agreements for those securities. This operating policy may be changed only upon 90 days' notice to shareholders. Each of Treasury Fund and Prime Fund do not intend to purchase futures contracts or options on futures contracts. This operating policy may be changed only upon approval by the Board of Trustees and 60 days' notice to shareholders.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES include pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit support. DELAYED-DELIVERY TRANSACTIONS. Each fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, each fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
Each fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
DOMESTIC AND FOREIGN ISSUERS. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. A fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks. Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.
FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, Tax-Exempt Fund does not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, the fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should Tax-Exempt Fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements backed by such obligations.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of Tax-Exempt Fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the fund's holdings would be affected and the Trustees would reevaluate the fund's investment objectives and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and
(5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, FMR may determine some restricted securities, municipal lease obligations, and time deposits to be illiquid.
In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Treasury Fund and Tax-Exempt Fund currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
MUNICIPAL MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the fund to maintain a stable net asset value per share.
MUNICIPAL SECTORS:
ELECTRIC UTILITIES INDUSTRY. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand,
(d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE INDUSTRY. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the funds may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2). Split-rated securities may be determined to be either first or second tier based on applicable regulations.
Prime Fund and Treasury Fund (the Taxable Funds) may not invest more than 5% of its total assets in second tier securities. In addition, the Taxable funds may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
   Each     fund currently intends to limit its investments to
securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, a fund may look to an interest rate reset or demand feature.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect a fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is a fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, each fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage. SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or
amount to the securities sold short.    Such short sales are known as
short sales "against the box" and     could be used to protect the net
asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur
transaction costs        in connection with opening, maintaining, and
closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury security by a Federal Reserve Bank.
Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and principal payment, which the dealer then sells. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS) and Treasury Investment Growth Receipts (TIGRS), and generic receipts, such as Treasury Receipts
(TRs), are privately stripped U.S. Treasury securities.
Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the fund's management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by a fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the funds are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts. Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services (FBS), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds, or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC), an indirect subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal year ended October 31, 1997, the fiscal period ended October 31, 1996 and the fiscal years ended July 31, 1996 and 1995,
Prime Fund, and Treasury Fund paid no brokerage commission   s. For
the fiscal years ended October 31, 1997, 1996, and 1995, Tax-Exempt Fund paid no brokerage commissions.
   During the fiscal year ended October 31, 1997, the funds paid no fees to brokerage firms that provided research services.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company, Inc. (FSC) normally determines each class's net asset value per share (NAV) at 4:00 p.m. Eastern time. The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
Securities of other open-end investment companies are valued at their respective NAVs.
During periods of declining interest rates, a class's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing each fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. Each fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and
Maturity" on page        .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize each class's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's yield and total return fluctuate in response to market conditions and other factors. YIELD CALCULATIONS. To compute a class's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A class also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, the funds may quote yields in advertising based on any historical seven-day period. Yields for each class of the funds are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A class's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a stated federal income tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
The following table shows the effect of a shareholder's tax status on effective yield under federal income tax laws for 1997. It shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of
hypothetical tax-exempt obligations yielding from    2    % to
   8    %. Of course, no assurance can be given that a fund will
achieve any specific tax-exempt yield. While Tax-Exempt Fund invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.
   EXPECTED(dagger) 1998 TAX RATES AND TAX-EQUIVALENT YIELDS


TAXABLE INCOME*                             MARGINAL 2%      3%        4%       5%       6%       7%        8%

SINGLE RETURN         JOINT RETURN          RATE**   THEN TAXABLE-EQUIVALENT YIELD IS:

$ 25,351 -  $ 61,400  $ 42,351 -  $ 102,300 28%      2.78%    4.17%    5.56%    6.94%    8.33%    9.72%     11.11%

$ 61,401 -  $ 128,100 $ 102,301 - $ 155,950 31%      2.90%    4.35%    5.80%    7.25%    8.70%    10.15%    11.59%

$ 128,101 - $ 278,450 $ 155,951 - $ 278,450 36%      3.13%    4.69%    6.25%    7.81%    9.38%    10.94%    12.50%

$ 278,451 - AND ABOVE $ 278,451 - AND ABOVE 39.6%    3.31%    4.97%    6.62%    8.28%    9.93%    11.59%    13.25%


   * Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
   ** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
   (dagger) The 1998 tax rates are not expected to be materially different from the expected 1998 tax rates shown above.
Tax-Exempt Fund may invest a portion of its assets in obligations that are subject to federal income tax. When a fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking each fund's maximum sales charge into account. Excluding a fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL FUND RESULTS. The following tables show 7-day yields and total returns for each class of Prime Fund, Treasury Fund and Tax-Exempt Fund and the tax-equivalent yield for each class of Tax-Exempt Fund for the period ended October 31, 1997. Capital Reserves Class of each fund commenced operations on October 31, 1997. Capital Reserves Class returns prior to that date are those of Daily Money Class, the original class of each fund, which did not have a 12b-1 fee until May 31, 1997. Returns from May 31, 1997 through October 31, 1997 reflect a 12b-1 fee of 0.25%. If Capital Reserves Class's 12b-1 fee had been reflected, total returns would have been lower. Effective May 31, 1997, Daily Money Class shares pay a 12b-1 fee of 0.25%. If the Daily Money Class's 12b-1 fee had been reflected, returns prior to May 31, 1997 would have been lower. Class B of Treasury Fund commenced operations on July 1, 1994. Class B's returns prior to that date are those of Daily Money Class, the original class of the fund which did not have a 12b-1 fee at that time. If Class B's 12b-1 fee had been reflected, total returns prior to July 1, 1994 would have been lower. Class C of Treasury Fund commenced operations on November 3, 1997. Class C returns prior to that date are those of Class B which reflect a 12b-1 fee of 1.00%. The initial offering of Class B began on July 1, 1994. Class C returns prior to July 1, 1994 are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee at that time. If Class C's 12b-1 fee had been reflected, total returns prior to July 1, 1994 would have been lower.
Tax-Exempt Fund's tax-equivalent yield is based on a    36    %
federal income tax rate.

                  AVERAGE ANNUAL TOTAL RETURNS               CUMULATIVE TOTAL RETURNS





                SEVEN-DAY TAX-       ONE          FIVE         TEN          ONE           FIVE             TEN
                YIELD     EQUIVALENT YEAR         YEARS        YEARS        YEAR          YEARS            YEARS
                          YIELD



PRIME FUND    - 0.68    % N/A           5.06    %    4.33    %    5.56    %    5.06    %     23.58    %       71.75    %
       CAPITAL RESERVES
CLASS

PRIME FUND    - 5.05    % N/A           5.06    %    4.33    %    5.56    %    5.06    %     23.58    %       71.75    %
       DAILY MONEY CLASS




                  AVERAGE ANNUAL TOTAL RETURNS               CUMULATIVE TOTAL RETURNS





                   SEVEN-DAY TAX-       ONE          FIVE         TEN          ONE          FIVE           TEN
                   YIELD     EQUIVALENT YEAR         YEARS        YEARS        YEAR         YEARS          YEARS
                             YIELD



TREASURY FUND    - 0.70    % N/A           4.97    %    4.23    %    5.44    %    4.97    %    23.02    %     69.88    %
       CAPITAL RESERVES
CLASS

TREASURY FUND    - 5.02    % N/A           4.97    %    4.23    %    5.44    %    4.97    %    23.02    %     69.88    %
       DAILY MONEY CLASS

TREASURY FUND    - 4.27    % N/A           0.20    %    3.57    %    5.19    %    0.20    %    19.15    %     65.91    %
       ADVISOR B CLASS

TREASURY FUND    - N/A       N/A           3.20    %    3.74    %    5.19    %    3.20    %    20.15    %     65.91    %
       ADVISOR C CLASS




                  Average Annual Total Returns               Cumulative Total Returns





     Seven-Day    Tax-         One          Five          Ten             One             Five             Ten
     Yield        Equivalent   Year         Years         Years           Year            Years            Years
                  Yield



Tax-Exempt
Fund    0.41    %    0.64    %    3.10    %    2.76    %     3.68    %       3.10    %       14.58    %       43.49    %
Capital Reserves
Class

Tax-Exempt
Fund    3.12    %    4.88    %    3.11    %    2.76    %     3.68    %       3.11    %       14.58    %       43.50    %
Daily Money Class



If FMR had not reimbursed certain fund expenses during these periods, each fund's total returns would have been lower and the Seven-day
yields for the period ended    October 31, 1997,     would have been:

                                                            Seven-Day Yield             Tax-Equivalent Yield

   Prime Fund - Capital Reserves Class                         0.68%                       N/A

   Prime Fund - Daily Money Class                              4.93%                       N/A

   Treasury Fund - Capital Reserves Class                      0.70%                       N/A

   Treasury Fund - Daily Money Class                           4.93%                       N/A

   Treasury Fund - Advisor B Class                             4.01%                       N/A

   Treasury Fund - Advisor C Class                             N/A                         N/A

   Tax-Exempt Fund - Capital Reserves Class                    0.41%                       0.64%

   Tax-Exempt Fund - Daily Money Class                         2.92%                       4.56%


The following tables show the income and capital elements of each class's cumulative total return. The tables compare each class's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the past 10 fiscal years ended 1997 or life of each fund, as applicable, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments have not been factored into the figures below.
PRIME FUND    -     CAPITAL RESERVES CLASS
HISTORICAL FUND RESULTS
During the the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Capital Reserves Class of Prime Fund would have
grown to $   17,175    .
                              INDICES




Year/
Period     Value of   Value of      Value of        Total             S&P 500           DJIA              Cost of
Ended      Initial    Reinvested    Reinvested      Value                                                 Living
           $10,000    Dividend      Capital Gain
           Investment Distributions Distributions







1   997    $ 10,000   $ 7,175       $    0          $    17,175       $    48,782       $    50,221       $    14,015

19   96    $ 10,000   $ 6,348       $    0          $    16,348       $    36,924       $    39,944       $    13,729

19   95    $ 10,000   $ 5,567       $    0          $    15,567       $    29,755       $    30,834       $    13,330

19   94    $ 10,000   $ 4,764       $    0          $    14,764       $    23,533       $    24,713       $    12,966

19   93    $ 10,000   $ 4,278       $    0          $    14,278       $    22,657       $    22,681       $    12,637

19   92    $ 10,000   $ 3,898       $    0          $    13,898       $    19,710       $    19,286       $    12,298

19   91    $ 10,000   $ 3,414       $    0          $    13,414       $    17,923       $    17,816       $    11,917

19   90    $ 10,000   $ 2,622       $    0          $    12,622       $    13,424       $    13,696       $    11,578

19   89    $ 10,000   $ 1,675       $    0          $    11,675       $    14,511       $    14,271       $    10,893

19   88    $ 10,000   $ 707         $    0          $    10,707       $    11,481       $    11,172       $    10,425


Explanatory Notes: With an initial investment of $10,000 in Capital
Reserves Class of Prime Fund on    November 1, 1987,     the net
amount invested in Capital Reserves Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   17,175    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,423     for dividends. The fund did not distribute any capital
gains during the period. Capital Reserves class of Prime Fund commenced operations on October 31, 1997. Capital Reserves class returns for the fund prior to that date are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee until May 31, 1997. Returns from May 31, 1997 through October 31, 1997 reflect a 12b-1 fee of 0.25%. If Capital Reserves Class's 12b-1 fee had been reflected, returns would have been lower.
PRIME FUND    -     DAILY MONEY CLASS
HISTORICAL FUND RESULTS
During the the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Daily Money Class of Prime Fund would have grown
to $   17,175    .
                              INDICES




Year/
Period  Value of   Value of         Value of        Total             S&P 500           DJIA              Cost of
Ended   Initial    Reinvested       Reinvested      Value                                                 Living
        $10,000    Dividend         Capital Gain
        Investment Distributions    Distributions







   1997 $ 10,000   $ 7,175          $ 0             $ 17,175          $ 48,782          $ 50,221          $ 14,015

   1996 $ 10,000   $ 6,348          $ 0             $ 16,348          $ 36,924          $ 39,944          $ 13,729

   1995 $ 10,000   $ 5,567          $ 0             $ 15,567          $ 29,755          $ 30,834          $ 13,330

   1994 $ 10,000   $ 4,764          $ 0             $ 14,764          $ 23,533          $ 24,713          $ 12,966

   1993 $ 10,000   $ 4,278          $ 0             $ 14,278          $ 27,657          $ 22,651          $ 12,637

   1992 $ 10,000   $ 3,898          $ 0             $ 13,898          $ 19,710          $ 19,286          $ 12,298

   1991 $ 10,000   $ 3,414          $ 0             $ 13,414          $ 17,923          $ 17,816          $ 11,917

   1990 $ 10,000   $ 2,622          $ 0             $ 12,622          $ 13,424          $ 13,696          $ 11,578

   1989 $ 10,000   $ 1,675          $ 0             $ 11,675          $ 14,511          $ 14,271          $ 10,893

   1988 $ 10,000   $ 707            $ 0             $ 10,707          $ 11,481          $ 11,172          $ 10,425


Explanatory Notes: With an initial investment of $10,000 in Daily
Money Class of Prime Fund on    November 1, 1987,     the net amount
invested in Daily Money Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   17,175    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,423     for dividends. The fund did not distribute any capital
gains during the period. Effective May 31, 1997, Daily Money Class shares of Prime Fund pay a 12b-1 fee of 0.25%. If Daily Money Class's 12b-1 fee had been reflected, returns prior to May 31, 1997 would have been lower.
TREASURY FUND    -     CAPITAL RESERVES CLASS
HISTORICAL FUND RESULTS
During the the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Capital Reserves Class of Treasury Fund would
have grown to $   16,988    .
                              INDICES




Year/
Period  Value of   Value of         Value of        Total             S&P 500           DJIA                 Cost of
Ended   Initial    Reinvested       Reinvested      Value                                                    Living
        $10,000    Dividend         Capital Gain
        Investment Distributions    Distributions







19   97 $ 10,000   $ 6,988       $    0          $    16,988       $    48,782       $    50,221          $ 14,015

19   96 $ 10,000   $ 6,184       $    0          $    16,184       $    36,924       $    39,944          $ 13,729

19   95 $ 10,000   $ 5,425       $    0          $    15,425       $    29,755       $    30,834          $ 13,330

19   94 $ 10,000   $ 4,643       $    0          $    14,643       $    23,533       $    24,713          $ 12,966

19   93 $ 10,000   $ 4,181       $    0          $    14,181       $    22,657       $    22,651          $ 12,637

19   92 $ 10,000   $ 3,809       $    0          $    13,809       $    19,710       $    19,286          $ 12,298

19   91 $ 10,000   $ 3,321       $    0          $    13,321       $    17,923       $    17,816          $ 11,917

19   90 $ 10,000   $ 2,861       $    0          $    12,861       $    13,424       $    13,696          $ 11,578

19   89 $ 10,000   $ 1,631       $    0          $    11,631       $    14,511       $    14,271          $ 10,893

19   88 $ 10,000   $ 678         $    0          $    10,678       $    11,481       $    11,172          $ 10,425


Explanatory Notes: With an initial investment of $10,000 in Capital
Reserves Class of Treasury Fund on    November 1, 1987,     the net
amount invested in Capital Reserves Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   16,988    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,312     for dividends. The fund did not distribute any capital
gains during the period. Capital Reserves class of Treasury Fund commenced operations on October 31. 1997. Capital Reserves class returns for the fund prior to that date are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee until May 31, 1997. Returns from May 31, 1997 through October 31, 1997 reflect a 12b-1 fee of 0.25%. If Capital Reserves Class's 12b-1 fee had been reflected, returns would have been lower.
TREASURY FUND    -     DAILY MONEY CLASS
HISTORICAL FUND RESULTS
During the the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Daily Money Class of Treasury Fund would have
grown to $   16,988    .
                              INDICES


<ERROR: WIDE TABLE>
ERROR: The Following Table: "Hypo" is !
Table Width is 144 characters.


Year/Period       Value of
        Value of            Value of
           Total                S&P 500           DJIA              Cost of

Ended             Initial
         Reinvested          Reinvested
         Value                                                    Living
                  $10,000
         Dividend            Capital Gain

                  Investment       Distributions       Distributions











19   97           $ 10,000         $    6,988          $ 0                 $    16,988          $ 48,782          $
50,221          $ 14,015

19   96           $ 10,000         $    6,184          $ 0                 $    16,184          $ 36,924          $
39,944          $ 13,729

1   995           $ 10,000         $    5,425          $ 0                 $    15,425          $ 29,755          $
30,834          $ 13,330

19   94           $ 10,000         $    4,643          $ 0                 $    14,643          $ 23,533          $
24,713          $ 12,966

19   93           $ 10,000         $    4,181          $ 0                 $    14,181          $ 22,657          $
22,651          $ 12,637

19   92           $ 10,000         $    3,809          $ 0                 $    13,809          $ 19,710          $
19,286          $ 12,298

19   91           $ 10,000         $    3,321          $ 0                 $    13,321          $ 17,923          $
17,816          $ 11,917

19   90           $ 10,000         $    2,561          $ 0                 $    12,561          $ 13,424          $
13,696          $ 11,578

19   89           $ 10,000         $    1,631          $ 0                 $    11,631          $ 14,511          $
14,271          $ 10,893

19   88           $ 10,000         $    678            $ 0                 $    10,678          $ 11,481          $
11,172          $ 10,425


Explanatory Notes: With an initial investment of $10,000 in Daily
Money Class of Treasury Fund on    November 1, 1987,     the net
amount invested in Capital Daily Money Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   16,988    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,312     for dividends. The fund did not distribute any capital
gains during the period. Effective May 31, 1997, Daily Money Class shares of Treasury Fund pay a 12b-1 fee of 0.25%. If Daily Money Class's 12b-1 fee had been reflected, returns prior to May 31, 1997 would have been lower.
TREASURY FUND    -     ADVISOR B CLASS
HISTORICAL FUND RESULTS
During the the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Advisor B Class of Treasury Fund would have
grown to $   16,591    .
                              INDICES




   Year/
Period        Value of       Value of         Value of       Total             S&P 500         DJIA          Cost of
   Ended   Initial           Reinvested       Reinvested     Value                                           Living
              $10,000        Dividend         Capital Gain
              Investment     Distributions    Distributions







   1997    $ 10,000         $    6,591        $ 0            $   16,591        $ 48,782        $ 50,221        $14,015

   1996    $ 10,000         $    5,923        $ 0            $   15,923        $ 36,924        $ 39,944        $13,729

   1995    $ 10,000         $    5,280        $ 0            $   15,280        $ 29,755        $ 30,834        $13,330

   1994    $ 10,000         $    4,610        $ 0            $   14,610        $ 23,533        $ 24,713        $12,966

   1993    $ 10,000         $    4,181        $ 0            $   14,181        $ 22,657        $ 22,651        $12,637

   1992    $ 10,000         $    3,809        $ 0            $   13,809        $ 19,710        $ 19,286        $12,298

   1991    $ 10,000         $    3,321        $ 0            $   13,321        $ 17,923        $ 17,816        $11,917

   1990    $ 10,000         $    2,561        $ 0            $   12,561        $ 13,424        $ 13,696        $11,578

   1989    $ 10,000         $    1,631        $ 0            $   11,631        $ 14,511        $ 14,271        $10,893

   1988    $ 10,000         $    678          $ 0            $   10,678        $ 11,481        $ 11,172        $10,425


Explanatory Notes: With an initial investment of $10,000 in Advisor B
Class of Treasury Fund on    November 1, 1987,     the net amount
invested in Advisor B Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   16,591    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,075     for dividends. The fund did not distribute any capital
gains during the period. Class B of Treasury Fund commenced operations on July 1, 1994. Class B's returns prior to that date are those of Daily Money Class, the original class of the fund which did not have a 12b-1 fee that time. If Class B's 12b-1 fee had been reflected, returns prior to July 1, 1994 would have been lower.
TREASURY FUND    -     ADVISOR C CLASS
HISTORICAL FUND RESULTS
During the the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Advisor C Class of Treasury Fund would have
grown to $   16,591    .
                              INDICES




   Year/
Period   Value of         Value of   Value of            Total            S&P 500           DJIA              Cost of
   Ended Initial          Reinvested Reinvested          Value                                               Living
            $10,000    Dividend         Capital Gain
            Investment Distributions Distributions







   1997 $ 10,000          $ 6,591    $ 0                 $ 16,591        $ 48,782          $ 50,221          $ 14,015

   1996  $ 10,000         $ 5,923    $ 0                 $ 15,923        $ 36,924          $ 39,944          $ 13,729

   1995  $ 10,000         $ 5,280    $ 0                 $ 15,280        $ 29,755          $ 30,834          $ 13,330

   1994  $ 10,000         $ 4,610    $ 0                 $ 14,610        $ 23,533          $ 24,713          $ 12,966

   1993  $ 10,000         $ 4,181    $ 0                 $ 14,181        $ 22,657          $ 22,651          $ 12,637

   1992  $ 10,000         $ 3,809    $ 0                 $ 13,809        $ 19,710          $ 19,286          $ 12,298

   1991  $ 10,000         $ 3,321    $ 0                 $ 13,321        $ 17,923          $ 17,816          $ 11,917

   1990  $ 10,000         $ 2,561    $ 0                 $ 12,561        $ 13,424          $ 13,696          $ 11,578

   1989  $ 10,000         $ 1,631    $ 0                 $ 11,631        $ 14,511          $ 14,271          $ 10,893

   1988  $ 10,000         $ 678         $ 0              $ 10,678        $ 11,481          $ 11,172          $ 10,425


Explanatory Notes: With an initial investment of $10,000 in Advisor C
Class of Treasury Fund on    November 1, 1987,     the net amount
invested in Advisor C Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   16,591    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   5,075     for dividends. The fund did not distribute any capital
gains during the period. Class C of Treasury Fund commenced operations on November 3, 1997. Class C returns prior to that date are those of Class B which reflect a 12b-1 fee of 1.00%. The initial offering of Class B began on July 1, 1994. Class C returns prior to July 1, 1994 are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee at that time. If Class C's 12b-1 fee had been reflected, returns prior to July 1, 1994 would have been lower.
TAX-EXEMPT FUND    -     CAPITAL RESERVES CLASS
HISTORICAL FUND RESULTS
During the the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Capital Reserves Class of Tax-Exempt Fund would
have grown to $   14,349    .
                              INDICES




   Year/
Period   Value of          Value of         Value of         Total          S&P 500        DJIA              Cost of
   Ended Initial           Reinvested       Reinvested    Value                                              Living
            $10,000        Dividend         Capital Gain
            Investment     Distributions    Distributions







   1997  $ 10,000         $    4,349        $ 0              $ 14,349    $ 48,782          $ 50,221          $ 14,015

   1996  $ 10,000         $    3,917        $ 0              $ 13,917    $ 36,924          $ 39,944          $ 13,729

   1995  $ 10,000         $    3,509        $ 0              $ 13,509    $ 29,755          $ 30,834          $ 13,330

   1994  $ 10,000         $    3,069        $ 0              $ 13,069    $ 23,533          $ 24,713          $ 12,966

   1993  $ 10,000         $    2,787        $ 0              $ 12,787    $ 22,657          $ 22,651          $ 12,637

   1992  $ 10,000         $    2,523        $ 0              $ 12,523    $ 19,710          $ 19,286          $ 12,298

   1991  $ 10,000         $    2,166        $ 0              $ 12,166    $ 17,923          $ 17,816          $ 11,917

   1990  $ 10,000         $    1,647        $ 0              $ 11,647    $ 13,424          $ 13,696          $ 11,578

   1989  $ 10,000         $    1,052        $ 0              $ 11,052    $ 14,511          $ 14,271          $ 10,893

   1988  $ 10,000         $    455          $ 0              $ 10,455    $ 11,481          $ 11,172          $ 10,425


Explanatory Notes: With an initial investment of $10,000 in Capital
Reserves Class of Tax-Exempt Fund on    November 1, 1987,     the net
amount invested in Capital Reserves Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   14,349    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,617     for dividends. The fund did not distribute any capital
gains during the period. Capital Reserves class of Tax-Exempt Fund commenced operations on October 31. 1997. Capital Reserves class returns for the fund prior to that date are those of Daily Money Class, the original class of the fund, which did not have a 12b-1 fee until May 31, 1997. Returns from May 31, 1997 through October 31, 1997 reflect a 12b-1 fee of 0.25%. If Capital Reserves Class's 12b-1 fee had been reflected, returns would have been lower.
TAX-EXEMPT FUND    -     DAILY MONEY CLASS
HISTORICAL FUND RESULTS
During the the 10-year period ended October 31, 1997, a hypothetical $10,000 investment in Daily Money Class of Tax-Exempt Fund would have
grown to $   14,350    .
                              INDICES




   Year/
Period   Value of          Value of         Value of         Total    S&P 500           DJIA              Cost of
   Ended Initial           Reinvested       Reinvested    Value                                             Living
            $10,000        Dividend         Capital Gain
            Investment     Distributions    Distributions







   1997  $ 10,000         $    4,350        $ 0              $ 14,350 $ 48,782          $ 50,221          $ 14,015

   1996  $ 10,000         $    3,917        $ 0              $ 13,917 $ 36,924          $ 39,944          $ 13,729

   1995  $ 10,000         $    3,509        $ 0              $ 13,509 $ 29,755          $ 30,834          $ 13,330

   1994  $ 10,000         $    3,069        $ 0              $ 13,069 $ 23,533          $ 24,713          $ 12,966

   1993  $ 10,000         $    2,787        $ 0              $ 12,787 $ 22,657          $ 22,651          $ 12,637

   1992  $ 10,000         $    2,523        $ 0              $ 12,523 $ 19,710          $ 19,286          $ 12,298

   1991  $ 10,000         $    2,166        $ 0              $ 12,166 $ 17,923          $ 17,816          $ 11,917

   1990  $ 10,000         $    1,647        $ 0              $ 11,647 $ 13,424          $ 13,696          $ 11,578

   1989  $ 10,000         $    1,052        $ 0              $ 11,052 $ 14,511          $ 14,271          $ 10,893

   1988  $ 10,000         $    455          $ 0              $ 10,455 $ 11,481          $ 11,172          $ 10,425


Explanatory Notes: With an initial investment of $10,000 in Daily
Money Class of Tax-Exempt Fund on    November 1, 1987,     the net
amount invested in Daily Money Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   14,350    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   3,617     for dividends. The fund did not distribute any capital
gains during the period. Effective May 31, 1997, Daily Money Class shares of Tax-Exempt Fund pay a 12b-1 fee of 0.25%. If Daily Money Class's 12b-1 fee had been reflected, returns prior to May 31, 1997 would have been lower.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A fund may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/Government, which is reported in IBC's MONEY FUND REPORT(trademark), covers over
   425     government money market funds; IBC's MONEY FUND REPORT
AVERAGES(trademark)/All Taxable, which is reported in IBC's MONEY FUND
REPORT(trademark), covers over    876     taxable money market funds;
and IBC's MONEY FUND REPORT AVERAGES(trademark)/All Tax-Free, which is
reported in IBC's MONEY FUND REPORT(trademark), covers over    439
tax-free money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and
charitable giving.     In addition, Fidelity may quote or reprint
financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of October 31, 1997, FMR advised over $   29     billion in
tax-free fund assets, $   98     billion in money market fund assets,
$   378     billion in equity fund assets, $   72     billion in
international fund assets, and $   23     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each class may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
   Each fund is open for business and its net asset value per share
(NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1998: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, each fund will be closed for wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
   FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 (the Rule) under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee or deferred sales charge ordinarily payable at the time of exchange, or (ii) a fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or a fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In its prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
 ADVISOR CLASS B AND CLASS C WAIVERS. The contingent deferred sales charge (CDSC) on Class B shares and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2 which are permitted without penalty pursuant to the Internal Revenue Code; or (3) in connection with redemptions
through the Fidelity Advisor Systematic Withdrawal Program   ; or (4)
(APPLICABLE TO CLASS C ONLY) in connection with any redemptions from an employee benefit plan (including 403(b) programs, but otherwise as
defined by ERISA)    .
A sales load waiver form must accompany these transactions.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own    Class
B     shares or    Class C     shares worth $10,000 or more you can
have monthly or quarterly checks sent from your account to you, to a person named by you, or to your bank checking account. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the value of the account and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount. Your Systematic Withdrawal Program payments are drawn from Class B share or Class C share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. A portion of each fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation.
To the extent that a fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income.
Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Tax-Exempt Fund purchases municipal securities whose interest FMR believes is free from federal income tax. Generally, issuers or other parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Tax-Exempt Fund's policy of investing so that at least 80% of its income distributions is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for the purposes of Tax-Exempt Fund's policy of investing so that at least 80% of its income distribution is free from federal income tax. Tax-Exempt Fund may distribute any net realized short-term capital gains and taxable market discount once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
It is the current position of the staff of the SEC that a fund that uses the term "tax-exempt" in its name may not derive more than 20% of its income from municipal obligations that pay interest that is a preference item for purposes of the AMT. According to this position, at least 80% of Tax-Exempt Fund's income would have to be exempt from the AMT as well as from federal income taxes.
Corporate investors should note that a tax preference item for the purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceed the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
CAPITAL GAIN DISTRIBUTIONS. Each fund may distribute any net realized short-term capital gains once a year or more often as necessary, to maintain its net asset value at $1.00 per share. Treasury Fund and Prime Fund do not anticipate earning long-term capital gains on securities held by each fund. Tax-Exempt Fund does not anticipate distributing long-term capital gains.
   As of the fiscal year ended October 31, 1997, Prime Fund had a capital loss carryforward aggregating approximately $792,000. The loss carryforward for Prime Fund, of which $33,000, $125,000, $584,000, $48,000, and $2,000 will expire on October 31, 2000, 2001, 2002, 2003, and 2005, respectively, is available to offset future capital gains. Of the loss carryforward expiring in 2000, $26,000 was acquired in the merger of Capital Reserves: Money Market Portfolio and is available to offset future capital gains of Prime Fund to the extent provided by regulations.
   As of the fiscal year ended October 31, 1997, Treasury Fund had a capital loss carryforward aggregating approximately $433,000 which will expire on October 31, 2001. Of the loss carryforward expiring in 2001, $15,000 was acquired in the merger of Capital Reserves: U.S. Government Portfolio and is available to offset future capital gains of Treasury Fund to the extent provided by regulations.
   As of the fiscal year ended October 31, 1997, Tax-Exempt Fund had a capital loss carryforward aggregating approximately $124,000. The loss carryforward for Tax-Exempt Fund, of which $2,000, $2,000, $29,000, $15,000, $1,000, $72,000, and $3,000 will expire on October 31, 1998,
1999, 2000, 2002, 2003, 2004, and 2005, respectively, is available to offset future capital gains. Of the loss carryforwards expiring in 1998, 1999, 2000, 2002, and 2003, $2,000, $2,000, $5,000, $15,000, and
$1,000, respectively, were acquired in the merger of Capital Reserves:
Municipal Money Market Portfolio and is available to offset future capital gains of Tax-Exempt Fund to the extent provided by regulations.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. Government securities in the fund's portfolio. Because the income earned on most U.S. Government securities in which a fund invests is exempt from state and local income taxes, the portion of your dividends from the fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities whether such securities are held directly or through a fund.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis and intends to comply with other tax rules applicable to regulated investment companies.
Each fund is treated as a separate entity from the other funds of its respective Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
   TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (6   7    ), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD (5   6    ), Member of the Advisory Board (1997), is
Vice Chairman and a Member of the Board of Directors of FMR Corp.
(1997) and President    of Fidelity Personal Investment and Brokerage
Group     (1997). Previously, Mr. Burkhead served as President of
Fidelity Management & Research Company.
RALPH F. COX (64), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (65), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (5   4    ), Trustee (1997), is a consultant, author,
and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
E. BRADLEY JONES (69), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (64), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (54), Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (6   4    ), Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (68), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working,
telecommunications, and electronic products) from 1987-1996    and
Brush-Wellman Inc. (metal refining) from 1983-1997    .
MARVIN L. MANN (64), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993), Imation Corp. (imaging and information storage, 1997), and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way
(1993) and is a member of the University of Alabama President's
Cabinet.
   * ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of FMR Texas Inc. (1997), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far
East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (6   9    ), Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
BOYCE I. GREER (40), is Vice President of Money Market Funds (1997), Group Leader of the Money Market Group (1997), and Senior Vice President of FMR (1997). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997). Prior to 1993, Mr. Greer was an associate portfolio manager.
FRED L. HENNING, JR. (57), is Vice President of Fidelity's Fixed-Income Group (1995) and Senior Vice President of FMR (1995). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
ROBERT K. DUBY (5   1    ), Vice President of Prime Fund (1996), is
Vice President of other funds advised by FMR and an employee of FMR
Texas Inc.
ROBERT LITTERST (3   8    ), Vice President of Treasury Fund (1997),
is Vice President of other funds advised by FMR and an employee of FMR
Texas, Inc.
SCOTT A. ORR (3   5    ), Vice President of Tax-Exempt Fund (1995), is
Vice President of other funds advised by FMR and an employee of FMR
Texas Inc.
ARTHUR S. LORING (   50    ), Secretary, is Senior Vice President
(1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
RICHARD A. SILVER (49), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THOMAS D. MAHER (5   2    ), Assistant Vice President, is Assistant
Vice President of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
   JOHN H. COSTELLO (51), Assistant Treasurer, is an employee of
FMR.
   LEONARD M. RUSH (51), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
   THOMAS J. SIMPSON (39), Assistant Treasurer, is Assistant Treasurer of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds (1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended October 31, 1997, or calendar year ended December 31, 1996, as applicable. COMPENSATION TABLE


Trustees                        Aggregate                Aggregate        Aggregate          Total
and                             Compensation             Compensation     Compensation       Compensation
Members of the Advisory Board   from                     from Treasury    from Tax-Exempt    from the
                                Prime FundB,C   ,F       FundB,D          FundB,E            Fund Complex*A

J. Gary Burkhead **             $    0                   $    0           $    0                $ 0

Ralph F. Cox                    $    1,058               $    640         $    199              $ 137,700

Phyllis Burke Davis             $    1,034               $    624         $    195              $ 134,700

Richard J. Flynn***             $    150                 $    105         $    29               $ 168,000

Robert M. Gates ****            $    719                 $    391         $    114              $ 0

Edward C. Johnson 3d **         $    0                   $    0           $    0                $ 0

E. Bradley Jones                $    1,042               $    629         $    196              $ 134,700

Donald J. Kirk                  $    1,042               $    629         $    196              $ 136,200

Peter S. Lynch **               $    0                   $    0           $    0                $ 0

William O. McCoy*****           $    1,057               $    629         $    178              $ 85,333

Gerald C. McDonough             $    1,259               $    756         $    236              $ 136,200

Edward H. Malone***             $    164                 $    118         $    33               $ 136,200

Marvin L. Mann                  $    1,058               $    640         $    199              $ 134,700

Robert C. Pozen**               $    0                   $    0           $    0                $ 0

Thomas R. Williams              $    1,050               $    634         $    197              $ 136,200


* Information is for the calendar year ended December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
**** Mr. Gates was elected to the Board of Trustees of Newbury Street Trust on May 9, 1997.
***** During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of the trust. Mr. McCoy was elected to the Board of Trustees of Newbury Street Trust on May 9, 1997.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
   B Compensation figures include cash, and may include amount required to be deferred, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and amounts deferred at the election of the Trustees.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   457    , Phyllis Burke Davis,    $457    , Richard J. Flynn,
$0, Robert M. Gates, $   340    , E. Bradley Jones, $   457    ,
Donald J. Kirk, $   457    , William O. McCoy, $   436    , Gerald C.
McDonough, $   528    , Edward H. Malone, $   33    , Marvin L. Mann,
$   457    , and Thomas R. Williams, $   457    .
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   25    , Phyllis Burke Davis, $   25    , Richard J. Flynn,
$0, Robert M. Gates, $   0    , E. Bradley Jones, $   25    , Donald
J. Kirk, $   25    , William O. McCoy, $   0    , Gerald C. McDonough,
$   25    , Edward H. Malone, $   25    , Marvin L. Mann, $   25    ,
and Thomas R. Williams, $   25    .
E The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   7    , Phyllis Burke Davis, $   7    , Richard J. Flynn, $0,
Robert M. Gates, $   0    , E. Bradley Jones, $   7    , Donald J.
Kirk, $   7    , William O. McCoy, $   0    , Gerald C. McDonough,
$   7    , Edward H. Malone, $   7    , Marvin L. Mann, $   7    , and
Thomas R. Williams, $   7    .
F For the fiscal year ended    October 31, 1997    , certain of the
non-interested Trustees' aggregate compensation from the fund includes
accrued voluntary deferred compensation as follows:    Edward H.
Malone, $131 and Thomas R. Williams, $352.
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years. Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each then-existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of the Reference Funds. The amounts ultimately received by the Trustees in connection with the credits to their Plan accounts will be directly linked to the investment performance of the Reference Funds. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
   As of November 30, 1997, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.
   As of November 30, 1997, the following owned of record or beneficially 5% or more of the outstanding shares of the classes of the following Cash Management Funds:
   Prime Fund: Daily Money Class - Lincoln Financial Advisors, Fort Wayne, IN (5.22%).
   Prime Fund: Capital Reserves Class - Muriel Siebert & Co., Inc., New York, NY (12.83%); Securities America, Inc., Omaha, NE (9.67%); H.
D. Vest Investment Services, Inc., Irving, TX (5.72%); MML Investors Services, Inc., Springfield, MA (5.22%).
   Treasury Fund: Daily Money Class - Texas Commerce Bank, N. A., Houston, TX (25.17%); First Trust, St. Paul, MN (5.64%); Bank of New York, New York, NY (5.54%).
   Treasury Fund: Capital Reserves Class - Saperston Financial Group, Buffalo, NY (10.28%); G. W. & Wade Asset Management Co., Wellesley, MA (10.07%); Muriel Siebert & Co., Inc., New York, NY (9.33%); Securities America, Inc., Omaha, NE (8.01%); Citibank, Arizona, Phoenix, AZ (5.14%); Brown, Lisle/Cummings, Inc., Providence, RI, (5.03%).
   Treasury Fund: Advisor B Class - Advantage Capital Corp., Houston,
TX (53.82%).
   Treasury Fund: Advisor C Class - Nathan & Lewis Securities, New York, NY (73.92%); FMR Corp., Boston, MA (13.06%); Tower Square Securities, Inc., West Hartford, CT (13.02%).
   Tax-Exempt Fund: Daily Money Class - Texas Commerce Bank, N.A., Houston, TX (9.53%).
   Tax-Exempt Fund: Capital Reserves Class - Securities America, Inc., Omaha, NE (17.03%); Muriel Siebert & Co., Inc., New York, NY (11.17%); Commonwealth Equity Services, Waltham, MA (7.98%); Offerman & Co., Minneapolis, MN (5.11%).
   A shareholder owning beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.
MANAGEMENT CONTRACTS
FMR is manager of Prime Fund, Treasury Fund and Tax-Exempt Fund pursuant to management contracts dated May 30, 1997, which were approved by shareholders of each fund on May 9, 1997.
Prior to May 30, 1997, FMR was each fund's manager pursuant to management contracts dated September 30, 1993 for Prime Fund and Treasury Fund, and December 30, 1991 for Tax-Exempt Fund, which were approved by shareholders of Prime Fund and Treasury Fund on March 24, 1993 and shareholders of Tax-Exempt Fund on October 31, 1991. MANAGEMENT SERVICES. Each fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, and pricing and bookkeeping agent each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund, or each class thereof, as applicable, include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.25% of its average net assets throughout the month.
The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.
Fund              Fiscal Years Ended   Management Fees Paid to FMR **

Prime Fund         10/31/97            $    9,982,329

                   10/31/96*           $    3,212,443

                   7/31/96             $    12,172,452

                   7/31/95             $    9,232,796

Treasury Fund      10/31/97            $    5,998,124

                   10/31/96*           $    2,327,773

                   7/31/96             $    10,004,781

                   7/31/95             $    9,784,211

Tax-Exempt Fund    10/31/97            $    1,851,325

                   10/31/96            $    2,607,230

                   10/31/95            $    2,432,962

* For the period August 1, 1996 through October 31, 1996. The fiscal year-end of Prime Fund and Treasury Fund changed from July 31 to October 31 in October 1996.
**    Before reimbursement; m    anagement fees paid to FMR reflect
the management fee rate of 0.50% that was in effect for each fund prior to May 31, 1997. Only a portion of this fee was retained by FMR. The remainder was paid to FDC in connection with each fund's
Distribution and Service Plan.    For the fiscal year ended October
31, 1997, management fees reflect a management fee rate of 0.50% that was in effect prior to May 31, 1997 as well as a management fee rate of 0.25% that was in effect from May 31, 1997 to October 31, 1997.
FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a class's total returns and yield, and repayment of the reimbursement by a class will lower its total returns and yield.
During the past three fiscal periods, FMR voluntarily agreed, subject to revision or termination, to reimburse certain of the classes if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of its average net assets. The tables below show the periods of reimbursement and levels of expense limitations for the applicable classes; the dollar amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.

                          Aggregate      Fiscal Years    Management            Amount of
                          Operating      Ended           Fee Before            Management Fee
                          Expense        October 31,     Reimbursement         Reimbursement
                          Limitation

Prime Fund    -              0.65    %   1997               $ 9,982,329        $    2,609,321
Daily Money Class

                             0.65    %   1996*              $ 3,212,443        $    819,006

                             0.65    %   July 31, 1996      $ 12,172,452       $    2,935,819

                             0.65    %   July 31, 1995      $ 9,232,796        $    2,895,313



                          Aggregate      Fiscal Years    Management            Amount of
                          Operating      Ended           Fee Before            Management Fee
                          Expense        October 31,     Reimbursement         Reimbursement
                          Limitation

Treasury Fund    -           0.65    %   1997               $ 5,998,124        $    1,340,816
Daily Money Class

                             0.65    %   1996*           $    2,327,773        $    169,465

                             0.65    %   July 31, 1996   $    10,004,781       $    910,404

                             0.65    %   July 31, 1995   $    9,784,211        $    168,921





                   Periods of                  Aggregate      Fiscal Years           Management           Amount of
                   Expense Limitation          Operating      Ended                  Fee Before           Management
                   From To                     Expense        October 31,            Reimbursement        Fee
                                               Limitation                                                 Reimbursement

   Treasury Fund - January 1,    --              1.40%          1997                $        5,998,124   $        69,692
   Advisor B Class 1997

                      July 1,    December 31, 1.35%          1996*               $        2,327,773   $        23,973
                      1994          1996

                                                                July 31, 1996       $        10,004,78   $        59,376
                                                                                 1

                                                                July 31, 1995       $        9,784,211   $        59,319



                            Aggregate           Fiscal Years   Management Fee       Amount of
                            Operating Expense   Ended          Before               Management Fee
                            Limitation          October 31,    Reimbursement        Reimbursement

Tax-Exempt Fund    -           0.65    %        1997           $    1,851,325       $    636,733
       Daily Money Class

                                                1996           $    2,607,230       $    543,729

                                                1995           $    2,432,962       $    559,941




* For the period August 1, 1996 through October 31, 1996. The fiscal year-end of Prime Fund and Treasury Fund changed from July 31 to October 31 in October 1996.
   Capital Reserves Class, which commenced operations on October 31, 1997, has an Aggregate Operating Expense Limitation of 0.90%. SUB-ADVISER. FMR has entered into sub-advisory agreements with FMR Texas pursuant to which FMR Texas has primary responsibility for providing portfolio investment management services to the funds.
Under the terms of the sub-advisory agreements, dated May 30, 1997 for Prime Fund and Treasury Fund and approved by Daily Money Fund as the then sole shareholder of each fund in conjunction with an agreement and plan of reorganization approved by shareholders of each fund on May 9, 1997, and dated December 30, 1991 for Tax-Exempt Fund and approved by shareholders on October 23, 1991, FMR pays FMR Texas fees equal to 50% of the management fee payable to FMR under its management contract with each fund. For Prime Fund and Treasury Fund, aside from reflecting each fund's reorganization from one Delaware business trust to another, each contract is substantially identical to each fund's prior contract dated September 30, 1993 and approved by shareholders on March 24, 1993. The fees paid to FMR Texas are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.
Fees paid to FMR Texas by FMR on behalf of Prime Fund, Treasury Fund and Tax-Exempt Fund for the past three fiscal years are shown in the table below.
Fund              Fiscal Year Ended    Fees Paid to FMR Texas

Prime Fund                10/31/97     $    3,257,703

                   10/31/96*           $    900,563

                   7/31/96             $    3,398,817

                   7/31/95             $    2,556,301

Treasury Fund      10/31/97            $    1,691,929

                   10/31/96*           $    521,771

                   7/31/96             $    2,098,350

                   7/31/95             $    1,886,692

Tax-Exempt Fund    10/31/97            $    584,482

                   10/31/96            $    627,563

                   10/31/95            $    582,239

* For the period August 1, 1996 through October 31, 1996. The fiscal year-end of Prime Fund and Treasury Fund changed from July 31 to October 31 in October 1996.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of Capital Reserves Class and Daily Money Class of Prime Fund, Treasury Fund and Tax-Exempt Fund and Advisor B Class and Advisor C Class of Treasury Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Capital Reserves Class, Daily Money Class, Advisor B Class and Advisor C Class of the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to each Capital Reserves Class Plan, FDC is paid a monthly distribution fee at an annual rate of 0.50% of Capital Reserves Class's average net assets determined at the close of business on each day throughout the month. FDC may compensate intermediaries that provide shareholder support services, engage in the sale of Capital Reserves Class shares, or to pay distribution expenses, at an annual rate of up to 0.50% of the average net assets they maintain.
Pursuant to each Daily Money Class Plan, FDC is paid a monthly distribution fee at an annual rate of 0.25% of Daily Money Class's average net assets determined at the close of business on each day throughout the month. FDC may compensate intermediaries that provide shareholder support services, engage in the sale of Daily Money Class shares, or to pay distribution expenses, at an annual rate of up to
0.25% of the average net assets they maintain.    Intermediaries that
maintain an aggregate balance of at least $50,000 in Daily Money Class shares are eligible for compensation.
Pursuant to the Advisor B Class Plan, FDC is paid a monthly distribution fee at an annual rate of 0.75% of Advisor B Class's average net assets determined at the close of business on each day
throughout the month. Advisor B Class also pays    FDC     a service
fee at an annual rate of 0.25% of its average daily net assets determined at the close of business on each day throughout the
month   .
   Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in connection with the distribution of Class B shares, and the full amount of service fees paid by Class B is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class B shareholder accounts.
Pursuant to the Advisor C Class Plan, FDC is paid a monthly distribution fee at an annual rate of 0.75% of Advisor C Class's average net assets determined at the close of business on each day throughout the month. Advisor C Class also pays FDC a service fee at an annual rate of 0.25% of its average daily net assets determined at the close of business on each day throughout the month.
Currently, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. After the first year of investment, the full amount of distribution fees paid by Class C is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class C shareholder accounts.
   For the fiscal year ended October 31, 1997, Prime Fund - Daily Money Class paid FDC distribution fees of $2,670,016 of which $1,867,462 was retained by FDC. Under the Daily Money Class Plan in effect prior to May 31, 1997, payments made by FMR through FDC to third parties during the fiscal year ended October 31, 1997, the fiscal period ended October 31, 1996 and the fiscal years ended July 31, 1996 and 1995 amounted to $3,466,923, $1,411,317, $5,374,819, and
$4,120,195 for Prime Fund.
   For the fiscal year ended October 31, 1997, Treasury Fund - Daily Money Class paid FDC distribution fees of $1,306,014 of which $79,357 was retained by FDC. Under the Daily Money Class Plan in effect prior to May 31, 1997, payments made by FMR through FDC to third parties during the fiscal year ended October 31, 1997, the fiscal period ended October 31, 1996 and the fiscal years ended July 31, 1996 and 1995 amounted to $2,614,266, $1,284,231, $5,808,081, and $6,010,828 for
Treasury Fund.
   For the fiscal year ended October 31, 1997, Tax-Exempt Fund - Daily Money Class paid FDC distribution fees of$508,279 of which $333,563 was retained by FDC. Under the Daily Money Class Plan in effect prior to May 31, 1997, payments made by FMR through FDC to third parties during the fiscal years ended October 31, 1997, 1996 and 1995 amounted to $682,362, $1,352,100, and $1,268,485 for Tax-Exempt Fund.
For the fiscal year ended October 31, 1997, Prime Fund    -
    Capital Reserves Class paid FDC distribution fees of
$   23,805    , all of which was retained by FDC   .     FMR made no
payments through FDC to third parties for the fiscal year ended
1997   .
For the fiscal year ended October 31, 1997, Treasury Fund    -
    Capital Reserves Class paid FDC distribution fees of
$   3,641    , all of which was retained by FDC   .     FMR made no
payments through FDC to third parties for the fiscal year ended
1997   .
For the fiscal year ended October 31, 1997, Tax-Exempt Fund    -
    Capital Reserves Class paid FDC distribution fees of
$   2,434    , all of which was    retained by FDC.     FMR made no
payments through FDC to third parties for the fiscal year ended
1997   .
For the fiscal year ended October 31, 1997, the fiscal period ended October 31, 1996, and the fiscal years ended July 31, 1996, 1995,
Treasury Fund    -     Advisor B Class paid FDC distribution fees of
$   134,393    , $   31,547    , $   65,060     and $   21,362    ,
respectively. In addition, for the fiscal year ended October 31, 1997, the fiscal period ended October 31, 1996 and the fiscal years ended
July 31, 1996 and 1995, Advisor B Class    paid     FDC shareholder
service fees of $   57,449    , $   16,950    , $   25,397     and
$   11,949    , respectively, all of which was paid to investment
professionals   .
Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits, or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to third parties that engage in the sale of the applicable class's shares or to third parties, including banks, that render shareholder support services. Currently, the Board of Trustees has authorized such payments.
Prior to approving each Plan, the Trustees carefully considered all
pertinent factors relating to the implementation of    the     Plan,
and determined that there is a reasonable likelihood that    the
Plan will benefit the applicable class of each fund and its shareholders. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.
The Daily Money Class Plans were approved by shareholders of each fund on May 9, 1997 and the Advisor B Class Plan was approved by shareholders of Treasury Fund on May 9, 1997.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments. Independent of the Capital Reserves Class Plans and Daily Money Class Plans, intermediaries that maintain an average balance of $10 million or more in a single omnibus account may receive an additional recordkeeping fee of up to 0.15% of the assets they maintain. The recordkeeping fee will be paid by FMR or its affiliates, will not be paid by the funds, and will be considered a servicing expense by FMR. CONTRACTS WITH FMR AFFILIATES
Prime Fund and Treasury Fund have entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.
Tax-Exempt Fund has entered into a transfer agent agreement with UMB. Under the terms of the agreement, UMB provides transfer agency, dividend disbursing, and shareholder services for each class of the fund. UMB in turn has entered into a sub-transfer agent agreements with FIIOC. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services for each class of Tax-Exempt Fund and receives all related transfer agency fees paid to UMB.
For providing transfer agency services, FIIOC receives an annual asset-based fee. This fee is subject to increase based on postal rate changes.
FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Prime Fund and Treasury Fund have also entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund and maintains each fund's portfolio and general accounting records.
Tax-Exempt Fund has also entered into a service agent agreement with UMB. Under the terms of the agreement, UMB provides pricing and bookkeeping services for the fund. UMB in turn has entered into a sub-service agent agreement with FSC. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each class of the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are
 .0175% of the first $500 million of average net assets and .0075% of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $40,000 and a maximum of $800,000 per year.
Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the past three fiscal years are shown in the table below.

Fund                   1997                1996                199   6                  1995

   Prime Fund             $ 240,888*          $ 60,667**          $ 233,579***          $ 188,697***

   Treasury Fund          $ 160,798*          $ 47,493**          $ 200,897***          $ 196,883***

Tax-Exempt Fund        $    100,283*       $    107,140*          N/A                   $ 102,002*


   * Year ended October 31
   ** For the period August 1, 1996, through October 31, 1996. The fiscal year-end of Prime Fund and Treasury Fund changed from July 31 to October 31 in October 1996.
   *** Year ended July 31
Each fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
   Sales charge revenues collected and retained by FDC for the past three fiscal years are shown in the table below.

                                                                       CDSC Revenue

                                            Fiscal Year
            Amount Paid               Amount Retained
                                            Ended                   to FDC                    by FDC

   Treasury Fund - Advisor B Class          October 31, 1997        $        152,   671       $        152,   671

                                            October 31, 1996*       $        26,013           $        26,013

                                            July 31, 1996           $        33,539           $        33,539

                                            July 31, 1995           $        8,806            $        8,806


   * For the period August 1, 1996 through October 31, 1996. The fiscal year-end of Treasury Fund changed from July 31 to October 31 in October 1996.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Each fund is a fund of Newbury Street Trust, an open-end management investment company originally organized as a Massachusetts business trust on July 16, 1982, pursuant to a Declaration of Trust that was amended and restated on November 1, 1989. On December 30, 1991, the trust was converted to a Delaware business trust pursuant to an agreement approved by shareholders on October 23, 1991. The Delaware trust, which was organized on June 20, 1991 under the name Daily Tax-Exempt Money Fund II, succeeded to the name Daily Tax-Exempt Money Fund on December 30, 1991 and succeeded to the name Newbury Street Trust on May 30, 1997. Prior to May 30, 1997, Prime Fund and Treasury Fund were funds of Daily Money Fund, an open-end management investment company originally organized as a Massachusetts business trust on June 7, 1982, pursuant to a Declaration of Trust that was amended and restated on September 1, 1989. On September 29, 1993, Daily Money Fund was converted to a Delaware business trust pursuant to an agreement approved by shareholders on March 24, 1993. The Delaware Daily Money Fund trust, which was organized on June 20, 1991 under the name Daily Money Fund II, succeeded to the name Daily Money Fund on July 14, 1995. Currently, there are three funds of Newbury Street Trust: Prime Fund, Treasury Fund and Tax-Exempt Fund. The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities. VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value
of net asset value you own. The shares have no preemptive rights   ,
and Capital Reserves Class, Daily Money Class, and Class C Shares have
no conversion rights    ; the voting and dividend rights   , t    he
   conversion     right   s of Class B Shares, the right     of
redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust; however, the Trustees may, without prior shareholder approval, change the form of organization of the trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trust and its funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of Prime Fund and Treasury Fund (the taxable funds). UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of Tax-Exempt Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. A custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to its custodian. The Chase Manhattan Bank headquartered in New York, also may serve as a special purpose custodian of certain assets of the taxable funds in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITORS.    Coopers & Lybrand L.L.P.    ,    One Post Office Square,
Boston, Massachusetts     serves as Prime Fund's and Treasury Fund's
independent accountant.    Price Waterhouse LLP    ,    160 Federal
Street, Boston, Massachusetts     serves as Tax-Exempt Fund's
independent accountant. The auditors examine financial statements for the funds and provides other audit, tax, and related services. FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal year ended October 31, 1997 and reports of the auditors, are included in the funds' Annual Report, which is a separate report supplied with this SAI. The funds' financial statements, including the financial highlights, and reports of the auditors are incorporated herein by reference. For a free additional copy of the funds' Annual Report, contact Client Services at 1-800-843-3001, 82 Devonshire Street, Boston, MA 02109, or your investment professional.
APPENDIX
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment. DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF MUNICIPAL OBLIGATIONS
Moody's ratings for short-term municipal obligations will be designated Moody's Investment Grade ("MIG"). A two-component rating is assigned to variable rate demand obligations. The first component represents an evaluation of the degree of risk associated with scheduled principal repayment and interest payments and is designated by a long-term rating, e.g., "Aaa" or "A." The second component represents an evaluation of the degree of risk associated with the demand feature and is designated "VMIG."
MIG 1/VMIG 1    -     This designation denotes best quality. There is
present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2    -     This designation denotes high quality. Margins
of protection are ample although not so large as in the preceding group.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL NOTES
Municipal notes maturing in three years or less will likely receive a "note" rating symbol. Notes that have a put option or demand feature are assigned a dual rating. The first rating addresses the likelihood of repayment of principal and payment of interest due and for short-term obligations is designated by a note rating symbol. The second rating addresses only the demand feature, and is designated by a commercial paper rating symbol, e.g., "A-1" or "A-2."
SP-1    -     Strong capacity to pay principal and interest. Issues
determined to possess very strong characteristics are given a plus (+) designation.
SP-2    -     Satisfactory capacity to pay principal and interest,
with some vulnerability to adverse financial and economic changes over the term of the notes.
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF COMMERCIAL PAPER Moody's assigns short-term debt ratings to obligations which have an original maturity not exceeding one year.
Issuers rated PRIME-1 (or related supporting institutions) have a superior ability for repayment of principal and payment of interest. Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of principal and payment of interest. DESCRIPTION OF STANDARD & POOR'S RATINGS OF COMMERCIAL PAPER
Debt issues considered short-term in the relevant market may be assigned a Standard & Poor's commercial paper rating.
A-1    -     This highest category indicates that the degree of safety
regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2    -     Capacity for timely payment on issues with this
designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
 Newbury Street Trust
PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) 1. Financial Statements and Financial Highlights, included in the Annual Report for Prime Fund, Treasury Fund and Tax-Exempt Fund for the fiscal year ended October 31, 1997, are included in the funds' prospectuses, are incorporated by reference into the funds' statement of additional information and were filed on December 23, 1997 pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(b) Exhibits:
     1. (a) Trust Instrument for Daily Tax-Exempt Money Fund II, dated June 20, 1991 was electronically filed and is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 20.
 (b) Certificate of Trust for Daily Tax-Exempt Money Fund II, dated June 20, 1991, was electronically filed and is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 17.
 (c) Certificate of Amendment of Daily Tax-Exempt Money Fund II to Daily Tax-Exempt Money Fund, dated January 29, 1992 was electronically filed and is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26.
 (d) Supplement to Trust Instrument of Daily Tax-Exempt Money Fund, dated March 31, 1997, was electronically filed and is incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 29.
 (e) Certificate of Amendment of Daily Tax-Exempt Money Fund to Newbury Street Trust was electronically filed and is incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 30.
  2. (a) ByLaws of the Trust effective June 20, 1991 were electronically filed and are incorporated herein by reference to
Exhibit 2(a) to Fidelity Union Street Trust II's Post-Effective
Amendment No. 17.
  3.  Not applicable.
  4.  Not applicable.
  5. (a) Management Contract between Newbury Street Trust, on behalf of Treasury Fund, and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 32.
 (b) Sub-Advisory Agreement dated December 30, 1991, between Fidelity Management & Research Co. and FMR Texas Inc. (with respect to Daily Tax-Exempt Money Fund II (currently known as Tax-Exempt Fund)) was electronically filed and is incorporated herein by reference to
Exhibit 5(b) to Post-Effective Amendment No. 25.
 (c) Management Contract between Newbury Street Trust, on behalf of Prime Fund, and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 32.
 (d) Management Contract between Newbury Street Trust, on behalf of Tax-Exempt Fund, and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 32.
 (e) Sub-Advisory Agreement between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Prime Fund is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 32.
 (f) Sub-Advisory Agreement between FMR Texas Inc. and Fidelity Management & Research Company, on behalf of Treasury Fund is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 32.
  6. (a) General Distribution Agreement dated December 30, 1991, between Daily Tax-Exempt Money Fund II and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 25.
 (b) Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of Daily Tax-Exempt Money Fund (currently known as Tax-Exempt Fund) was electronically filed and is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 25.
 (c) Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of Daily Tax-Exempt Money Fund (currently known as Tax-Exempt Fund) was electronically filed and is incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 25.
 (d) Amendments to the General Distribution Agreement between Daily Tax-Exempt Money Fund II on behalf of Daily Tax-Exempt Money Fund (currently known as Tax-Exempt Fund) and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, was electronically filed and is incorporated herein by reference to
Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
 (e) Amendment to the General Distribution Agreement between Daily Tax-Exempt Money Fund II on behalf of Daily Tax-Exempt Money Fund (currently known as Tax-Exempt Fund) and Fidelity Distributors Corporation, dated October 1, 1996, was electronically filed and is incorporated herein by reference to Exhibit 6(g) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).
 (f) General Distribution Agreement dated September 30, 1993 between Daily Money Fund, on behalf of Money Market Portfolio (currently known as Prime Fund), and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference as
Exhibit 6(a) to Daily Money Fund's Post-Effective Amendment No. 25.
 (g) Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of U.S. Treasury Portfolio (currently known as Treasury Fund) and Money Market Portfolio (currently known as Prime Fund) was electronically filed and is incorporated herein by reference as Exhibit 6(g) to Daily Money Fund's Post-Effective Amendment No. 34.
 (h) Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to shares of U.S. Treasury Portfolio (currently known as Treasury Fund) and Money Market Portfolio (currently known as Prime
Fund) was electronically filed and is incorporated herein by reference as Exhibit 6(h) to Daily Money Fund's Post-Effective Amendment No. 34.
 (i) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January, 1997) was electronically filed and is incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 28.
 (j) Form of Selling Dealer Agreement (most recently revised January,
1997) was electronically filed and is incorporated herein by reference to Exhibit 6(j) to Post-Effective Amendment No. 28.
 (k) Amendments to the General Distribution Agreement between Daily Money Fund on behalf of U.S. Treasury Portfolio (currently known as Treasury Fund) and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to
Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
 (l) Form of Bank Agency Agreement (most recently revised January,
1997) was electronically filed and is incorporated herein by reference to Exhibit 6(l) to Post-Effective Amendment No. 28.
 (m) Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Capital Reserves Class shares of Prime Fund, Tax-Exempt Fund and Treasury Fund is incorporated herein by reference to Exhibit 6(m)to Post-Effective Amendment No. 32.
 (n) Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Capital Reserves Class shares of Prime Fund, Tax-Exempt Fund and Treasury Fund is incorporated herein by reference to Exhibit 6(n) to Post-Effective Amendment No. 32.
7. (a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
 (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
8 (a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Newbury Street Trust on behalf of Prime Fund and Treasury Fund is incorporated herein by reference to
Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
 (b) Appendix A, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Newbury Street Trust on behalf of Prime Fund and Treasury Fund is incorporated herein by reference to Exhibit 8(e) of Fidelity Charles Street Trust's Post-Effective Amendment No. 62 (File No. 2-73133).
 (c) Appendix B, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Newbury Street Trust on behalf of Prime Fund and Treasury Fund is incorporated herein by reference to Exhibit 8(f) of Fidelity Charles Street Trust's Post-Effective Amendment No. 62 (File No. 2-73133).
  (d) Custodian Agreement, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and Newbury Street Trust on behalf of Tax-Exempt Fund is incorporated herein by reference to Exhibit 8 to Fidelity California Municipal Trust's Post-Effective Amendment No. 28 (File No. 2-83367).
 (e) Appendix A, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between UMB Bank, n.a. and Newbury Street Trust on behalf of Tax-Exempt Fund is incorporated herein by reference to Exhibit 8(b) to Fidelity Municipal Trust II's Post-Effective Amendment No. 17 (File No. 33-43986).
 (f) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Fidelity Funds, was electronically filed and is incorporated herein by reference to
Exhibit 8(d) to Fidelity Institutional Cash Portfolio's Post-Effective Amendment No. 31.
 (g) Schedule 1 to the Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Fidelity Funds was electronically filed and is incorporated herein by reference to Exhibit 8(e) to Daily Money Fund's Post-Effective Amendment No 31.
 (h) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Fidelity Funds was electronically filed and is incorporated herein by reference to
Exhibit 8(f) to Daily Money Fund's Post-Effective Amendment No. 31.
 (i) Joint Trading Account Custody Agreement between the The Bank of New York and the Fidelity Funds was electronically filed and is incorporated herein by reference to Exhibit 8(h) to Daily Money Fund's Post-Effective Amendment No. 31.
 (j) First Amendment to Joint Trading Account Custody Agreement between the The Bank of New York and the Fidelity Funds was electronically filed and is incorporated herein by reference to
Exhibit 8(i) to Daily Money Fund's Post-Effective Amendment No. 31.
9. (a) Transfer Agent Agreement dated December 30, 1991, between Daily Tax-Exempt Money Fund II and United Missouri was electronically filed and is incorporated herein by reference to Exhibit 9(a) to Post-Effective Amendment No. 20.
 (b) Schedule A to the Transfer Agent Agreement for Daily Tax-Exempt Money Fund (currently known as Tax-Exempt Fund), dated January 1, 1993 was electronically filed and is incorporated herein by reference as
Exhibit 9(b) to Post-Effective Amendment No. 20.
 (c) Appointment of Sub-Transfer Agent for Daily Tax-Exempt Money Fund II, dated December 30, 1991, was electronically filed and is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 25.
 (d) Service Agent Agreement, dated December 30, 1991, between Daily Tax-Exempt Money Fund II, United Missouri, and Fidelity Management & Research Co. was electronically filed and is incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 20.
 (e) Schedules B and C to the Service Agreement for Daily Tax-Exempt Money Fund, dated March 12, 1992 and December 31, 1991, respectively, were electronically filed and are incorporated herein by reference to
Exhibit 9(e) to Post Effective Amendment No. 20.
 (f) Appointment of Sub-Servicing Agent for Daily Tax-Exempt Money Fund II, dated December 30, 1991, was electronically filed as Exhibit 9(f) to Post Effective Amendment No. 29.
10.  Not applicable.
11. (a) Consent of Coopers & Lybrand L.L.P. for Prime Fund and Treasury Fund is filed herein as Exhibit 11(a).
 (b) Consent of Price Waterhouse LLP for Tax-Exempt Fund is filed herein as Exhibit 11(b).
12.  None.
13.  None.
14. (a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
 (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
 (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
15. (a) Distribution and Service Plan for Treasury Fund: Advisor C Class is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 33.
 (b) Distribution and Service Plan for Treasury Fund: Daily Money Class was electronically filed and is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No 29.
 (c) Distribution and Service Plan for Treasury Fund: Capital Reserves Class is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 32.
 (d) Distribution and Service Plan for Treasury Fund: Advisor B Class was electronically filed and is incorporated herein by reference to
Exhibit 15(d) to Post-Effective Amendment No. 29.
 (e) Distribution and Service Plan for Prime Fund: Daily Money Class was electronically filed and is incorporated herein by reference to
Exhibit 15(b) to Post-Effective Amendment No. 29.
 (f) Distribution and Service Plan for Prime Fund: Capital Reserves Class is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 32.
 (g) Distribution and Service Plan for Tax-Exempt Fund: Daily Money Class was electronically filed and is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 29.
 (h) Distribution and Service Plan for Tax-Exempt: Capital Reserves Class is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 32.
16. Schedule for computation of performance quotations was electronically filed and is incorporated herein by reference to
Exhibit 16 to Post-Effective Amendment No. 25.
17.  Not applicable.
18. Rule 18f-3 Plan on behalf of Prime Fund, Treasury Fund and Tax-Exempt Fund, dated September 18, 1997 is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 33.
Item 25. Persons Controlled by or under Common Control with Registrant The Board of Trustees of Registrant is the same as the Board of
Trustees of other funds advised by FMR, each of which has Fidelity Management and Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities as of November 30, 1997

     Title of Class:  Shares of Beneficial Interest
 Name of Series    Number of Record Holders

Prime Fund - Daily Money Class               257,134

Prime Fund - Capital Reserves Class                214,292

Tax-Exempt Fund - Daily Money Class   11,296

Tax-Exempt Fund - Capital Reserves Class   11,291

Treasury Fund - Daily Money Class                 29,265

Treasury Fund - Advisor B Class
1,268
Treasury Fund -  Advisor C Class   3

Treasury Fund - Capital Reserves Class   17,025
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Portfolio for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Board of FMR; President and Chief
                            Executive Officer of FMR Corp.; Chairman of the
                            Board and Director of FMR, FMR Corp., FMR Texas
                            Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                            Chairman of the Board and Representative Director of
                            Fidelity Investments Japan Limited; President and
                            Trustee of funds advised by FMR.



Robert C. Pozen             President and Director of FMR; Senior Vice President
                            and Trustee of funds advised by FMR; President and
                            Director of FMR Texas Inc., FMR (U.K.) Inc., and
                            FMR (Far East) Inc.; General Counsel, Managing
                            Director, and Senior Vice President of FMR Corp.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



John Carlson                Vice President of FMR.



Dwight D. Churchill         Senior Vice President of FMR.



Barry Coffman               Vice President of FMR.



Arieh Coll                  Vice President of FMR.



Stephen G. Manning          Assistant Treasurer of FMR



William Danoff              Senior Vice President of FMR and of a fund advised by
                            FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of FMR
                            Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Senior Vice President of FMR.



Bart A. Grenier             Vice President of High-Income Funds advised by
                            FMR;Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of Equity
                            funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



Bruce Herring               Vice President of FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Senior Vice President of FMR and of a fund advised by
                            FMR; Associate Director and Senior Vice President of
                            Equity funds advised by FMR.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR and Vice President of
                            Fidelity Real Estate High Income and Fidelity Real
                            Estate High Income II funds advised by FMR;
                            Associate Director and Senior Vice President of Equity
                            funds advised by FMR; Vice President of High Income
                            funds advised by FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Mark G. Lohr                Vice President of FMR; Treasurer of FMR, FMR (U.K.)
                            Inc., FMR (Far East) Inc., and FMR Texas Inc.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Charles Mangum              Vice President of FMR.



Kevin McCarey               Vice President of FMR.



Diane McLaughlin            Vice President of FMR.



Neal P. Miller              Vice President of FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Scott Orr                   Vice President of FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Kennedy P. Richardson       Vice President of FMR.



Mark Rzepczynski            Vice President of FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Fergus Shiel                Vice President of FMR.



Carol Smith-Fachetti        Vice President of FMR.



Steven J. Snider            Vice President of FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by FMR;
                            Senior Vice President and Director of Operations and
                            Compliance of FMR (U.K.) Inc.



Thomas Sprague              Vice President of FMR.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a fund
                            advised by FMR.



Scott Stewart               Vice President of FMR.



Cythia Straus               Vice President of FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a fund
                            advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.





(2)  FMR TEXAS INC. (FMR Texas)
 FMR Texas provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR
                       Texas, FMR, FMR Corp., FMR (Far East) Inc., and FMR (U.K.) Inc.; Chairman of the Board of
                       FMR; President and Chief Executive Officer of
                       FMR Corp.; Chairman of the Board and
                       Representative Director of Fidelity Investments
                       Japan Limited; President and Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; Senior Vice
                       President and Trustee of funds advised by FMR;
                       President and Director of FMR Texas Inc., FMR
                       (U.K.) Inc., and FMR (Far East) Inc.; General
                       Counsel, Managing Director, and Senior Vice
                       President of FMR Corp.



Robert H. Auld         Vice President of FMR Texas.



Robert K. Duby         Vice President of FMR Texas and of funds
                       advised by FMR.



Robert Litterst        Vice President of FMR Texas and of funds
                       advised by FMR.



Thomas D. Maher        Vice President of FMR Texas and Assistant Vice
                       President of Money Market funds advised by FMR.



Scott A. Orr           Vice President of FMR Texas and of funds
                       advised by FMR.



Burnell R. Stehman     Vice President of FMR Texas and of funds
                       advised by FMR.



John J. Todd           Vice President of FMR Texas and of funds
                       advised by FMR.



Mark G. Lohr           Treasurer of FMR Texas, FMR (U.K.) Inc., FMR
                       (Far East) Inc., and FMR; Vice President of
                       FMR.



Stephen G. Manning     Assistant Treasurer of FMR Texas, FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Secretary of FMR Texas; Clerk of FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR Corp.;
                       Assistant Clerk of FMR.

Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

James Curvey           Director                   None

Martha B. Willis       President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Bank of New York, 110 Washington Street, New York, N.Y. or UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.
Item 31. Management Services
 Not applicable.
Item 32. Undertakings
 Not applicable.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 22nd day of December 1997.
      Newbury Street Trust
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)   President and Trustee           December 22, 1997

Edward C. Johnson 3d                (Principal Executive Officer)



/s/Richard A. Silver                Treasurer                       December 22, 1997

Richard A. Silver



/s/Robert C. Pozen                  Trustee                         December 22, 1997

Robert C. Pozen



/s/Ralph F. Cox                 *   Trustee                         December 22, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      *       Trustee                         December 22, 1997

Phyllis Burke Davis



/s/Robert M. Gates           **     Trustee                         December 22, 1997

Robert M. Gates



/s/E. Bradley Jones           *     Trustee                         December 22, 1997

E. Bradley Jones



/s/Donald J. Kirk               *   Trustee                         December 22, 1997

Donald J. Kirk



/s/Peter S. Lynch               *   Trustee                         December 22, 1997

Peter S. Lynch



/s/Marvin L. Mann            *      Trustee                         December 22, 1997

Marvin L. Mann



/s/William O. McCoy        *        Trustee                         December 22, 1997

William O. McCoy



/s/Gerald C. McDonough  *           Trustee                         December 22, 1997

Gerald C. McDonough



/s/Thomas R. Williams       *       Trustee                         December 22, 1997

Thomas R. Williams




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Hereford Street Trust
Fidelity Advisor Series I                Fidelity Income Fund
Fidelity Advisor Series II               Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV               Fidelity Investment Trust
Fidelity Advisor Series V                Fidelity Magellan Fund
Fidelity Advisor Series VI               Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII              Fidelity Money Market Trust
Fidelity Advisor Series VIII             Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust             Fidelity Municipal Trust
Fidelity Boston Street Trust             Fidelity Municipal Trust II
Fidelity California Municipal Trust      Fidelity New York Municipal Trust
Fidelity California Municipal Trust II   Fidelity New York Municipal Trust II
Fidelity Capital Trust                   Fidelity Phillips Street Trust
Fidelity Charles Street Trust            Fidelity Puritan Trust
Fidelity Commonwealth Trust              Fidelity Revere Street Trust
Fidelity Concord Street Trust            Fidelity School Street Trust
Fidelity Congress Street Fund            Fidelity Securities Fund
Fidelity Contrafund                      Fidelity Select Portfolios
Fidelity Corporate Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust              Fidelity Summer Street Trust
Fidelity Court Street Trust II           Fidelity Trend Fund
Fidelity Covington Trust                 Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund                Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                 Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity Union Street Trust
  Portfolio, L.P.                        Fidelity Union Street Trust II
Fidelity Devonshire Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                   Newbury Street Trust
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II
Fidelity Government Securities Fund      Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_   July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates              March 6, 1997

Robert M. Gates